                                  [MWAM LOGO]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                               ALPHATRAK 500 FUND

                                 ANNUAL REPORT
                                 [LINE ARTWORK]

                                 March 31, 2002

                            METROPOLITAN WEST FUNDS

Dear Shareholder:

As we mark the fifth anniversary of the Metropolitan West Funds, we thank you for your continued support. We are pleased to enclose the March 31, 2002 Annual Report covering the Metropolitan West Low Duration, Total Return, and AlphaTrak 500 Funds (the "Funds").

The past year presented a volatile investment environment that grappled with a succession of significant events. Specifically, the market environment has seen
(1) the culmination of an economic slowdown precipitated by a retrenchment in business investment, (2) the tragic events of September 11th and, (3) the ripple effects emanating from several widely publicized corporate bankruptcies which generated investor concern about corporate accounting irregularities. The aforementioned events spurred the Federal Reserve Board to reduce short-term interest rates 11 times, with 1.25% in rate reductions coming after September 11th. The Federal Reserve Fund's rate is currently 1.75%. Despite adverse conditions, the economy exhibited surprising resiliency, managing to produce 1.70% (annualized) GDP growth for the fourth quarter of 2001 with early signs of potential recovery in 2002. The Adviser has focused the portfolio holdings on products with incremental yields over U.S. Treasuries with similar maturities. The corporate, asset-backed, and mortgage-backed securities should enhance portfolio returns during times of economic re-acceleration and improved perception of credit risk.

Notwithstanding the volatile market environment, the Adviser remains steadfast in its commitment to a philosophy focusing on the long-term and emphasizing value in the fixed income marketplace. With a long-term view as a backdrop, the investment team continues to seek out-performance of the Funds' benchmark indices through the measured and discipline application of five investment strategies. Those strategies are (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) issue selection, and (5) opportunistic execution.

--------------------------------------------------------------------------------

Investment returns to the funds, net of Fees, were as follows:

                               ONE YEAR      THREE YEAR PERIOD      SINCE INCEPTION
                             PERIOD ENDED    (ANNUALIZED) ENDED   (ANNUALIZED) THROUGH
                            MARCH 31, 2002     MARCH 31, 2002        MARCH 31, 2002
                            --------------   ------------------   --------------------
Metropolitan West Low
  Duration Bond Fund --
  Class M+                       +4.74%             +6.61%                +7.01%
Merrill Lynch 1-3 Year US
  Treasury Index*                +5.40%             +6.21%                +6.44%
Metropolitan West Total
  Return Bond Fund --
  Class M+                       +4.39%             +6.67%                +8.48%
Lehman Bros. Aggregate
  Index*                         +5.34%             +6.48%                +7.56%
Metropolitan West
  AlphaTrak 500 Fund             +2.66%             -1.19%                +3.35%
S&P 500 Equity Index*            +0.25%             -2.52%                +1.51%

Inception Date for the M-Class Low Duration and Total Return Funds is March 31, 1997. Inception Date for the AlphaTrak 500 Fund is June 29, 1998.

                                                 ONE YEAR        SINCE INCEPTION
                                               PERIOD ENDED    (ANNUALIZED) THROUGH
                                              MARCH 31, 2002      MARCH 31, 2002
                                              --------------   --------------------
Metropolitan West Low Duration Bond Fund --
  Class I                                         +4.94%              +7.00%
Merrill Lynch 1-3 Year US Treasury Index*         +5.40%              +7.48%
Metropolitan West Total Return Bond Fund --
  Class I                                         +4.51%              +8.53%
Lehman Bros. Aggregate Index*                     +5.34%              +8.87%

Inception Date for the I-Class Low Duration and Total Return Funds is March 31, 2000.

In closing, we appreciate your continued confidence and participation in the Metropolitan West Funds. We remain committed to our long-standing philosophy and process that emphasizes maximizing long-term value.

Sincerely,

/s/ SCOTT DUBCHANSKY
Scott Dubchansky
President and Trustee
Past performance is no guarantee of future results. Share prices will fluctuate, and you may have a gain or loss when you redeem shares. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity.

* Are unmanaged indices that are not available for direct investment.

+ Since inception returns for Low Duration and Total Return Class M are the same as the five year annualized returns ended March 31, 2002.

                Funds are distributed by PFPC Distributors, Inc.
                 3200 Horizon Drive, King of Prussia, PA 19406
            To be preceded or accompanied by a prospectus. DFU 5/02

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Total Return Bond Fund Class M with the performance of the Lehman Aggregate Index. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Class M were 4.39% and 8.48%, respectively. The inception date for the M-class was March 31, 1997. The graph assumes that distributions were reinvested.

              METROPOLITAN WEST TOTAL RETURN BOND FUND -- CLASS M
                            TOTAL RETURN PERFORMANCE
Metropolitan West Total Return Bond Fund -- Class M Total Return Performance Graphic

                                                                TOTAL RETURN BOND - CLASS M           LEHMAN AGGREGATE INDEX
                                                                ---------------------------           ----------------------
Mar-97                                                                    10000.00                           10000.00
                                                                          10128.00                           10150.00
                                                                          10249.00                           10246.00
                                                                          10391.00                           10368.00
                                                                          10697.00                           10648.00
                                                                          10637.00                           10558.00
Sep-97                                                                    10777.00                           10714.00
                                                                          10940.00                           10869.00
                                                                          11052.00                           10919.00
                                                                          11188.00                           11030.00
                                                                          11323.00                           11171.00
                                                                          11315.00                           11162.00
Mar-98                                                                    11371.00                           11200.00
                                                                          11455.00                           11258.00
                                                                          11550.00                           11365.00
                                                                          11665.00                           11462.00
                                                                          11703.00                           11486.00
                                                                          11723.00                           11673.00
Sep-98                                                                    11928.00                           11946.00
                                                                          12040.00                           11883.00
                                                                          12216.00                           11951.00
                                                                          12299.00                           11986.00
                                                                          12416.00                           12072.00
                                                                          12174.00                           11860.00
Mar-99                                                                    12376.00                           11926.00
                                                                          12446.00                           11964.00
                                                                          12331.00                           11858.00
                                                                          12348.00                           11820.00
                                                                          12341.00                           11771.00
                                                                          12396.00                           11765.00
Sep-99                                                                    12463.00                           11901.00
                                                                          12518.00                           11945.00
                                                                          12501.00                           11944.00
                                                                          12510.00                           11887.00
                                                                          12504.00                           11848.00
                                                                          12621.00                           11991.00
Mar-00                                                                    12796.00                           12149.00
                                                                          12635.00                           12114.00
                                                                          12766.00                           12108.00
                                                                          12945.00                           12360.00
                                                                          13077.00                           12472.00
                                                                          13196.00                           12653.00
Sep-00                                                                    13451.00                           12733.00
                                                                          13351.00                           12817.00
                                                                          13514.00                           13027.00
                                                                          13787.00                           13269.00
                                                                          14149.00                           13486.00
                                                                          14353.00                           13603.00
Mar-01                                                                    14391.00                           13671.00
                                                                          14324.00                           13614.00
                                                                          14413.00                           13695.00
                                                                          14505.00                           13747.00
                                                                          14800.00                           14055.00
                                                                          14961.00                           14217.00
Sep-01                                                                    15087.00                           14382.00
                                                                          15332.00                           14682.00
                                                                          15136.00                           14480.00
                                                                          15054.00                           14387.00
                                                                          15167.00                           14504.00
                                                                          15220.00                           14644.00
Mar-02                                                                    15023.00                           14401.00

The inception date for the I-class for the Metropolitan West Total Return was March 31, 2000. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Class I were 4.51% and 8.53%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Total Return Bond Fund Class I shares would have been valued at $11,778.

The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class M with the performance of the Merrill Lynch 1-3 Year U.S. Treasury Index. The one year and average annual since inception total returns for the Metropolitan West Low Duration Fund Class M were 4.74% and 7.01%, respectively. The inception date for M-class was March 31, 1997. The graph assumes that distributions were reinvested.
              METROPOLITAN WEST LOW DURATION BOND FUND -- CLASS M
                            TOTAL RETURN PERFORMANCE
Metropolitan West Low Duration Bond Fund -- Class M Total Return Performance Graphic

                                                                                              MERRILL LYNCH 1-3 YR. U.S. TREASURY
                                                             LOW DURATION BOND - CLASS M                     INDEX
                                                             ---------------------------      -----------------------------------
Mar-97                                                                 10000.00                            10000.00
                                                                       10087.00                            10082.00
                                                                       10168.00                            10151.00
                                                                       10243.00                            10221.00
                                                                       10359.00                            10333.00
                                                                       10397.00                            10342.00
Sep-97                                                                 10488.00                            10421.00
                                                                       10536.00                            10498.00
                                                                       10597.00                            10524.00
                                                                       10683.00                            10596.00
                                                                       10786.00                            10699.00
                                                                       10813.00                            10708.00
Mar-98                                                                 10871.00                            10751.00
                                                                       10937.00                            10802.00
                                                                       11017.00                            10859.00
                                                                       11085.00                            10916.00
                                                                       11155.00                            10967.00
                                                                       11061.00                            11104.00
Sep-98                                                                 11121.00                            11252.00
                                                                       11171.00                            11307.00
                                                                       11311.00                            11297.00
                                                                       11397.00                            11337.00
                                                                       11485.00                            11382.00
                                                                       11434.00                            11326.00
Mar-99                                                                 11581.00                            11405.00
                                                                       11679.00                            11442.00
                                                                       11734.00                            11434.00
                                                                       11777.00                            11470.00
                                                                       11811.00                            11506.00
                                                                       11846.00                            11540.00
Sep-99                                                                 11950.00                            11615.00
                                                                       11996.00                            11646.00
                                                                       12034.00                            11668.00
                                                                       12107.00                            11684.00
                                                                       12162.00                            11680.00
                                                                       12212.00                            11758.00
Mar-00                                                                 12302.00                            11831.00
                                                                       12292.00                            11862.00
                                                                       12403.00                            11911.00
                                                                       12477.00                            12034.00
                                                                       12543.00                            12110.00
                                                                       12573.00                            12200.00
Sep-00                                                                 12766.00                            12288.00
                                                                       12743.00                            12354.00
                                                                       12856.00                            12471.00
                                                                       12995.00                            12620.00
                                                                       13198.00                            12777.00
                                                                       13315.00                            12860.00
1-Mar                                                                  13396.00                            12967.00
                                                                       13457.00                            13002.00
                                                                       13545.00                            13075.00
                                                                       13631.00                            13120.00
                                                                       13746.00                            13266.00
                                                                       13844.00                            13343.00
1-Sep                                                                  13927.00                            13564.00
                                                                       14010.00                            13692.00
                                                                       13980.00                            13662.00
                                                                       13985.00                            13667.00
                                                                       14039.00                            13695.00
                                                                       14073.00                            13761.00
2-Mar                                                                  14032.00                            13668.00

The inception date for the I-class for the Metropolitan West Low Duration was March 31, 2000. The one year and average annual since inception total returns for the Metropolitan West Low Duration Bond Fund Class I were 4.94% and 7.00%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class I shares would have been valued at $11,449.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West AlphaTrak 500 Fund with the performance of the S&P 500 Index. The one year and average annual since inception total returns for the Metropolitan West AlphaTrak 500 Fund were 2.66% and 3.35%, respectively. The inception date for AlphaTrak was June 29, 1998. The graph assumes that distributions were reinvested.

                      METROPOLITAN WEST ALPHATRAK 500 FUND
                            TOTAL RETURN PERFORMANCE
Metropolitan West AlphaTrak 500 Fund Total Return Performance Graphic

                                                                       ALPHATRAK 500                      S&P 500 INDEX
                                                                       -------------                      -------------
Jun-29-98                                                                  10000                              10000
                                                                            9960                               9960
                                                                            9880                               9854
                                                                            8290                               8429
                                                                            9010                               8969
                                                                            9802                               9699
Nov-98                                                                     10487                              10287
                                                                           11080                              10879
                                                                           11594                              11334
                                                                           11141                              10982
                                                                           11728                              11422
                                                                           12162                              11864
May-99                                                                     11922                              11584
                                                                           12559                              12226
                                                                           12189                              11845
                                                                           12115                              11786
                                                                           11797                              11463
                                                                           12575                              12189
Nov-99                                                                     12812                              12437
                                                                           13577                              13170
                                                                           12872                              12508
                                                                           12707                              12272
                                                                           13988                              13472
                                                                           13455                              13066
May-00                                                                     13147                              12799
                                                                           13538                              13115
                                                                           13333                              12910
                                                                           14192                              13712
                                                                           13502                              12988
                                                                           13374                              12933
Nov-00                                                                     12278                              11914
                                                                           12363                              11973
                                                                           12974                              12398
                                                                           11751                              11267
                                                                           11022                              10553
                                                                           11913                              11373
May-01                                                                     12032                              11449
                                                                           11794                              11171
                                                                           11676                              11061
                                                                           10965                              10369
                                                                           10081                               9532
                                                                           10300                               9714
Nov-01                                                                     11050                              10459
                                                                           11205                              10551
                                                                           11081                              10397
                                                                           10930                              10196
Mar-02                                                                     11316                              10580

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS--97.11%
ASSET-BACKED         $  9,891,000   American Business Financial
SECURITIES--20.43%(3)               Services 2002-1 A5, 6.51%,
                                    12/15/32                        $    9,705,237
                        1,652,480   Amresco Residential Securities
                                    Mortgage 1998-2 B1F, 7.72%,
                                    06/25/28                             1,576,570
                       10,000,000   AQ Finance NIM Trust 2002-1
                                    NOTE, 9.50%, 06/25/32(4)             9,997,100
                       12,000,000   ARC Net Interest Margin Trust
                                    2002-1 A, 7.75%, 01/27/32(4)        11,870,628
                        3,000,000   Atherton Franchisee Loan
                                    Funding 1999-A E, 8.25%,
                                    10/15/15(4)                          1,452,846
                        6,271,410   BHN Mortgage Trust 2001-1 AF,
                                    8.00%, 05/31/10(4,6)                 4,805,468
                       15,208,000   Chase Funding Loan Acquisition
                                    Trust 2001-AD1 1A6, 5.65%,
                                    11/25/12                            14,554,833
                        3,026,000   Commercial Mortgage
                                    Lease-Backed Certificate
                                    2001-CMLB D, 7.81%,
                                    06/20/31(4)                          2,762,051
                        5,026,000   Commercial Mortgage
                                    Lease-Backed Certificate
                                    2001-CMLB E, 7.81%,
                                    06/20/31(4)                          4,364,769
                        7,000,000   Commercial Mortgage
                                    Lease-Backed Certificate
                                    2001-CMLB F, 7.81%,
                                    06/20/31(4)                          5,816,566
                        5,000,000   Conseco Finance 1999-F M2,
                                    9.30%, 10/15/30                      5,343,172
                        5,000,000   Conseco Finance 2000-B MF1,
                                    8.14%, 02/15/31                      5,253,680
                        2,200,000   Conseco Finance 2000-C B2
                                    (FRN), 3.95%, 07/15/29               2,002,000
                        3,040,000   Conseco Finance 2001-A IA5,
                                    7.06%, 03/15/32                      3,153,052
                        2,500,000   Conseco Finance 2001-A IIA3,
                                    7.20%, 03/15/32                      2,590,174
                        4,000,000   Conseco Finance 2001-A IM2,
                                    8.02%, 03/15/32                      4,140,900
                        7,848,000   Conseco Finance 2001-C A5,
                                    6.79%, 08/15/33                      7,784,659
                       25,000,000   Conseco Finance 2002-A A5,
                                    7.05%, 04/15/32                     25,296,875
                        2,812,000   Countrywide Asset-Backed
                                    Certificates 2001-HLV1 A4,
                                    6.95%, 02/10/21                      2,871,755

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS (CONTINUED)
Asset-Backed         $  6,227,000   Countrywide Asset-Backed
Securities                          Certificates 2001-HLV1 A5,
(continued)                         7.20%, 07/10/22                 $    6,396,300
                        3,000,000   Countrywide Asset-Backed
                                    Certificates 2001-1 BF2 (FRN),
                                    4.10%, 07/25/31                      3,024,079
                       10,000,000   Duke Funding I Ltd., 1A B1,
                                    8.27%, 11/10/35(4)                  10,165,630
                       10,353,000   Empire Funding Home Loan Owner
                                    Trust 1997-4 A5, 7.66%,
                                    01/25/24                            10,927,662
                        1,250,000   Empire Funding Home Loan Owner
                                    Trust 1999-1 M2, 9.00%,
                                    05/25/30                             1,312,289
                        1,000,000   Falcon Franchise Loan LLC
                                    1999-1 D, 8.40%, 07/05/13(4)           912,187
                        1,000,000   Falcon Franchise Loan LLC
                                    1999-1 E, 6.50%, 01/05/14(4)           538,127
                        1,232,636   First Union Home Equity Loan
                                    Trust 1997-3 B, 7.39%,
                                    03/25/29                             1,224,932
                       25,000,000   FMAC Loans Receivables Trust
                                    1998-DA A3, 6.73%, 12/15/19(4)      24,851,575
                        2,305,000   Green Tree Financial Corp.,
                                    1995-5 B2, 7.65%, 09/15/26           1,621,019
                          999,222   Green Tree Financial Corp.,
                                    1996-9 A6, 7.69%, 01/15/28           1,042,734
                        1,000,000   Green Tree Home Equity Loan
                                    Trust 1997-B M1, 7.65%,
                                    04/15/27                             1,047,979
                        4,250,000   Green Tree Home Equity Loan
                                    Trust 1998-C B2, 8.06%,
                                    07/15/29                             3,287,881
                       10,000,000   Green Tree Home Equity Loan
                                    Trust 1999-C M2, 8.36%,
                                    07/15/30                            10,234,203
                        2,000,000   Green Tree Home Improvement
                                    Loan Trust 1997-E HEB2, 7.77%,
                                    01/15/29                             1,420,626
                        3,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEB2, 8.49%,
                                    11/15/29                             2,280,936
                        5,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2, 7.33%,
                                    11/15/29                             5,126,550
                        5,195,000   Green Tree Recreational
                                    Equipment & Consumer Trust
                                    1996-D CTFS, 7.24%, 12/15/22         5,070,097
                          444,031   Green Tree Recreational
                                    Equipment & Consumer Trust
                                    1998-A A1H, 6.71%, 05/15/29            453,412

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS (CONTINUED)
Asset-Backed         $    888,062   Green Tree Recreational
Securities                          Equipment & Consumer Trust
(continued)                         1998-A A4H, 8.26%, 05/15/29     $      915,629
                        4,356,000   Indymac Home Equity Loan
                                    Asset-Backed Trust 2001-B AF5,
                                    7.01%, 04/25/31                      4,368,179
                          483,385   Irwin Home Equity 1999-3 A2,
                                    7.69%, 10/25/09                        505,325
                       10,000,000   Keystone Owner Trust 1998-P2
                                    A5, 7.40%, 01/25/29(4)              10,412,500
                        1,328,465   Master Financial Asset
                                    Securitization Trust 1998-2
                                    A3, 6.60%, 11/20/18                  1,360,227
                       20,000,000   NC Finance Trust 2002-1 NOTE,
                                    9.25%, 03/25/32                     19,840,140
                        6,000,000   Newbury Funding CBO (FRN),
                                    18.40%, 02/15/06(4)                  2,822,400
                        2,750,000   Newbury Funding CBO Ltd.,
                                    2000-1 A3 (FRN), 4.65%,
                                    02/15/30(4)                          2,503,875
                        7,500,000   Oakwood Mortgage Investors,
                                    Inc. 2000-A M1, 8.30%,
                                    04/15/30                             7,287,856
                       10,000,000   Option One Mortgage Securities
                                    Corp. NIM 2002-2A CFTS 8.83%,
                                    06/26/32(4)                          9,989,810
                        3,913,845   Pegasus Aviation Lease
                                    Securitization 2000-1 C1,
                                    7.83%, 03/25/30(4)                   3,068,865
                       19,010,608   Polaris Trust A1 (PO),
                                    6.34%(5), 02/17/09(4,6)             14,633,720
                        1,678,920   Provident Bank Home Equity
                                    Loan Trust 1997-4 A3, 6.91%,
                                    01/25/29                             1,726,533
                        2,903,461   Prudential 2000-1 CBO,
                                    18.31%(7), 10/15/35                  2,761,917
                        2,500,000   Prudential Structured Finance
                                    CBO 1A B2, 13.13%, 11/15/35(4)       2,416,407
                        2,583,000   Residential Asset Mortgage
                                    Products, Inc. 2000-RZ1 A3,
                                    8.27%, 10/25/29                      2,721,358
                          455,028   Residential Asset Mortgage
                                    Products, Inc. 2000-RS1 A1,
                                    8.00%, 03/25/30                        478,174
                       14,825,000   Residential Asset Mortgage
                                    Products, Inc. 2002-RZ1 A5,
                                    6.60%, 03/25/32                     14,311,418

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS (CONTINUED)
Asset-Backed         $  4,300,000   Residential Funding Mortgage
Securities                          Securities 1999-HI6 AI7,
(continued)                         8.10%, 09/25/29                 $    4,517,290
                        2,250,000   Residential Funding Mortgage
                                    Securities 2000-HI1 AI7,
                                    8.29%, 02/25/25                      2,384,142
                        1,000,000   Residential Funding Mortgage
                                    Securities 2000-HI2 AI5,
                                    8.35%, 03/25/25                      1,065,779
                       19,200,000   Residential Funding Mortgage
                                    Securities 2001-HI4 A6, 6.29%,
                                    12/25/22                            18,946,902
                        2,000,000   Signature 1 CBO, 7.75%(7),
                                    10/15/09(4,6)                        1,993,200
                        3,000,000   Signature 5 L.P. 5A B2, 8.41%,
                                    10/27/12(4)                          2,986,383
                        6,405,585   Xerox Equipment Lease Owner
                                    Trust 2001-1 A (FRN), 3.90%,
                                    02/15/08(4)                          6,419,600
                       26,000,000   York Funding Ltd. 1998-1A IV
                                    (FRN), 5.15%, 06/15/05(4,6)         10,914,800
                                                                    --------------
                                    TOTAL ASSET-BACKED                 367,632,982
                                                                    --------------
CORPORATES--45.66%(2)
Airlines--5.57%         7,472,039   Air 2 US, 8.03%, 10/01/19(4)         7,222,286
                       23,598,634   American Airline, 7.38%,
                                    05/23/19                            22,670,617
                        4,379,897   American Airline, 6.98%,
                                    05/23/21                             4,116,687
                       10,463,361   Continental Airlines, Inc.
                                    7.46%, 04/01/15                     10,277,601
                       10,162,928   Continental Airlines, Inc.
                                    7.26%, 03/15/20                      9,863,681
                       19,130,000   Delta Air Lines, 7.71%,
                                    09/18/11                            19,098,101
                        4,204,521   United Air Lines (FRN), 2.12%,
                                    12/02/02(4)                          4,057,582
                       13,139,128   United Air Lines (FRN), 2.12%,
                                    12/02/02                            12,972,064
                       10,042,195   United Air Lines, 6.07%,
                                    03/01/13                             9,948,802
                                                                    --------------
                                                                       100,227,421
                                                                    --------------
Automotive--0.62%      10,000,000   Ford Motor Co., 7.45%,
                                    07/16/31                             9,068,670
                        2,000,000   Hertz Corp., 6.00%, 01/15/03         2,006,800
                                                                    --------------
                                                                        11,075,470
                                                                    --------------
Banks--2.82%              500,000   BT Institutional Capital Trust
                                    Bank, 7.75%, 12/01/26(4)               485,780
                       22,000,000   Capital One Financial, 7.25%,
                                    05/01/06                            20,834,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Banks (continued)    $    500,000   Den Norske Bank (FRN), 2.19%,
                                    08/29/49                        $      399,201
                          400,000   Okobank (EMTN) (FRN), 2.46%,
                                    09/29/49                               398,480
                           50,000   Popular NA, Inc. (FRN) (MTN),
                                    3.48%, 10/15/03                         50,207
                        6,170,000   Royal Bank Of Scotland Group
                                    PLC, 7.38%, 04/29/49                 6,358,981
                          400,000   Skandinavinska Enskilda (EMTN)
                                    (FRN), 3.05%, 06/29/49                 396,970
                        4,000,000   Skandinavinska Enskilda,
                                    8.13%, 09/06/49(4)                   4,169,608
                       17,000,000   Skandinavinska Enskilda,
                                    6.50%, 12/29/49                     17,040,239
                          500,000   Wachovia Bank NA, 7.70%,
                                    08/01/10                               528,440
                                                                    --------------
                                                                        50,661,906
                                                                    --------------
Brokerage Services      2,000,000   Bear Stearns Co., Inc., 7.25%,
--0.16%                             10/15/06                             2,086,908
                          750,000   Bear Stearns Co., Inc., 7.00%,
                                    03/01/07                               775,901
                                                                    --------------
                                                                         2,862,809
                                                                    --------------
Finance--9.87%          3,400,000   Capital One Bank, 6.38%,
                                    02/15/03                             3,396,529
                       19,400,000   Capital One Bank, 6.88%,
                                    02/01/06                            18,856,800
                        1,500,000   Crestar Capital Trust I,
                                    8.16%, 12/15/26                      1,500,657
                       55,849,000   Finova Group, Inc., 7.50%,
                                    11/15/09                            20,876,356
                        2,100,000   First Chicago NBD Institution
                                    Cap A, 7.95%, 12/01/26(4)            2,103,257
                       11,000,000   Ford Motor Credit Co., 6.88%,
                                    02/01/06                            10,946,441
                        6,600,000   Ford Motor Credit Co., 6.50%,
                                    01/25/07                             6,409,260
                       19,275,000   Ford Motor Credit Co., 7.88%,
                                    06/15/10                            19,389,320
                       15,740,000   Ford Motor Credit Co., 7.38%,
                                    02/01/11                            15,342,234
                       17,085,000   Ford Motor Credit Co., 7.25%,
                                    10/25/11                            16,475,305
                       18,400,000   General Motors Acceptance
                                    Corp. (FRN) (MTN), 2.49%,
                                    01/20/04                            18,171,104

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Finance (continued)  $  3,610,000   General Motors Acceptance
                                    Corp. (FRN) (MTN), 2.68%,
                                    05/04/04                        $    3,561,709
                       13,545,000   General Motors Acceptance
                                    Corp., 6.88%, 09/15/11              13,108,851
                       15,000,000   IOS Capital, Inc. 9.75%,
                                    06/15/04                            15,004,260
                        5,000,000   ML CBO Series 1996-PM-1 B,
                                    7.87%, 12/17/06(4,6)                 2,855,470
                        4,500,000   MBNA America Bank NA (FRN),
                                    2.22%, 06/10/04                      4,436,212
                        1,085,000   MBNA Corp. (FRN) (MTN), 2.62%,
                                    05/23/03                             1,077,173
                        4,000,000   Noble Aff/Atlantic Meth,
                                    8.95%, 12/15/04(4)                   4,095,444
                                                                    --------------
                                                                       177,606,382
                                                                    --------------
Industrial--4.41%       1,500,000   Mississippi Chemical Corp.,
                                    7.25%, 11/15/17                        802,500
                        5,500,000   PHH Corp. (MTN), 8.13%,
                                    02/03/03                             5,575,031
                       32,950,000   WCG Note Trust/Note Corp.,
                                    8.25%, 03/15/04(4)                  33,408,203
                       10,650,000   Williams Co., Inc., 6.20%,
                                    08/01/02                            10,630,212
                       12,000,000   Williams Co., Inc., 7.13%,
                                    09/01/11                            11,400,000
                        8,350,000   Williams Co., Inc., 8.13%,
                                    03/15/12(4)                          8,437,600
                        9,600,000   Williams Co., Inc., 7.88%,
                                    09/01/21                             9,089,338
                                                                    --------------
                                                                        79,342,884
                                                                    --------------
Insurance--5.10%       10,080,000   American Financial Group,
                                    7.13%, 04/15/09                      9,031,640
                        9,550,000   CNA Financial Corp., 7.25%,
                                    11/15/23                             7,696,966
                       25,905,000   Conseco Finance Corp (MTN),
                                    6.50%, 09/26/02                     25,257,375
                        3,650,000   Conseco Finance Corp (MTN),
                                    7.62%, 04/07/03                      3,558,750
                        9,900,000   Conseco Finance Trust III,
                                    8.80%, 04/01/27                      2,524,500
                        1,200,000   Conseco, Inc., 8.50%, 10/15/02       1,070,280
                       19,200,000   Conseco, Inc., 8.75%, 02/09/04      10,980,480
                          900,000   Conseco, Inc., 9.00%, 10/15/06         445,500
                       60,000,000   Corporate-Backed Trust
                                    Certificates RSA, 1.25%,
                                    10/15/29                             8,105,520

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Insurance            $  5,250,000   Fairfax Financial Holdings,
(continued)                         7.38%, 03/15/06                 $    4,742,850
                        3,000,000   Liberty Mutual Insurance Co.,
                                    7.70%, 10/15/97(4)                   2,308,986
                        2,500,000   Lumbermen's Mutual Casualty
                                    Co., 9.15%, 07/01/26(4)              2,247,850
                        1,300,000   Lumbermen's Mutual Casualty
                                    Co., 8.30%, 12/01/37(4)              1,050,868
                        3,250,000   Lumbermen's Mutual Casualty
                                    Co., 8.45%, 12/01/97(4)              2,755,025
                          750,000   MBIA, Inc., 6.63%, 10/01/28            682,652
                        7,270,000   Royal & Sun Alliance Insurance
                                    Group, 8.95%, 10/15/29               7,620,748
                        1,800,000   Zurich Capital Trust I, 8.38%,
                                    06/01/37(4)                          1,748,617
                                                                    --------------
                                                                        91,828,607
                                                                    --------------
Real Estate               500,000   Developers Diversifield Realty
Investment Trust                    Corp. (MTN), 6.84%, 12/16/04           509,049
(REIT)--3.36%           1,000,000   Developers Diversifield Realty
                                    Corp. (MTN), 7.50%, 07/15/18           887,170
                        1,700,000   Highwoods Exercisable Put
                                    Option, 7.19%, 06/15/04(4)           1,705,474
                        3,000,000   Highwoods Realty LP, 6.75%,
                                    12/01/03                             3,051,810
                        5,000,000   Highwoods Realty LP, 8.00%,
                                    12/01/03                             5,179,810
                        7,075,000   HRPT Properties Trust, 6.70%,
                                    02/23/05                             7,186,247
                        2,300,000   Rouse Co. (MTN), 8.09%,
                                    05/16/05                             2,421,642
                        3,000,000   Simon Property Group, Inc.,
                                    7.05%, 04/01/03(4)                   3,082,593
                        1,000,000   Simon Property Group, Inc.,
                                    6.75%, 07/15/04                      1,019,811
                        9,042,000   Simon Property Group LP,
                                    6.75%, 06/15/05                      9,115,186
                       18,420,000   United Dominion Realty Trust,
                                    8.63%, 03/15/03                     19,107,232
                        2,000,000   United Dominion Realty Trust
                                    (MTN), 7.67%, 01/26/04               2,079,468
                        2,800,000   United Dominion Realty Trust
                                    (MTN), 7.73%, 04/05/05               2,911,625
                        2,055,000   United Dominion Realty Trust,
                                    8.50%, 09/15/24                      2,162,610
                                                                    --------------
                                                                        60,419,727
                                                                    --------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Secured Assets       $  5,000,000   Aeltus CBO II, 7.98%,
                                    08/06/09(4)                     $    3,517,970
--3.76%                 2,000,000   Century Funding Ltd., 1A C,
                                    10.00%, 02/15/11(4,6)                1,515,938
                        5,000,000   Hercules Trust I, 3.15%,
                                    06/10/03                             4,312,000
                       10,000,000   Ingress I Ltd., B-A, 7.38%,
                                    03/30/40(4)                         10,216,450
                       11,250,000   Ingress I Ltd., C-A, 8.01%,
                                    03/30/40(4)                         11,116,541
                        4,105,327   Magnus Funding Ltd., 1A B
                                    (FRN), 3.22%, 06/15/11(4,6)          3,159,459
                        5,413,642   Magnus Funding Ltd., 1A C,
                                    10.28%, 06/15/11(4,6)                3,441,046
                       13,750,000   NorthStar CBO Ltd., 1997-2 A3,
                                    6.68%, 07/15/09(4)                   4,950,000
                        2,750,000   North Street 2000-1 (FRN),
                                    3.62%, 07/30/10(4)                   2,617,071
                        5,250,000   Pamco CLO 1998-1A B2 (FRN),
                                    3.21%, 05/01/10(4)                   3,413,025
                        5,000,000   Seneca Funding I Ltd. 1A A
                                    (FRN), 4.65%, 05/31/29(4)            4,301,850
                       10,000,000   Triton CBO III Ltd., 1A B,
                                    8.53%, 04/17/11(4)                   7,401,560
                       10,000,000   Van Kampen II Ltd., (FRN),
                                    3.13%, 07/15/08                      7,685,940
                                                                    --------------
                                                                        67,648,850
                                                                    --------------
Telecommunications      6,000,000   AT&T Canada, Inc., 7.63%,
--6.72%                             03/15/05                             1,200,000
                          300,000   AT&T Canada, Inc., 10.75%,
                                    11/01/07(6)                             51,000
                        6,750,000   Citizens Communications,
                                    7.63%, 08/15/08                      6,663,127
                        9,783,000   Citizens Communications,
                                    9.25%, 05/15/11                     10,477,358
                        4,900,000   Qwest Capital Funding, 7.00%,
                                    08/03/09                             3,996,298
                       17,120,000   Qwest Capital Funding, 7.90%,
                                    08/15/10                            14,482,493
                        2,700,000   Qwest Capital Funding, 7.25%,
                                    02/15/11(4)                          2,190,059
                        5,000,000   Qwest Capital Funding, 7.25%,
                                    02/15/11                             4,102,500
                       10,053,000   Qwest Communications
                                    International, 7.50%, 11/01/08       9,195,479
                        3,670,000   Sprint Capital Corp., 5.70%,
                                    11/15/03                             3,634,034

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Telecommunications   $ 26,650,000   Sprint Capital Corp., 6.00%,
(continued)                         01/15/07                        $   24,468,857
                        3,300,000   U.S. West Capital Funding,
                                    6.88%, 07/15/28                      2,337,760
                       14,721,000   Worldcom, Inc., 8.25%,
                                    05/15/10                            13,099,762
                       28,600,000   Worldcom, Inc., 7.50%,
                                    05/15/11                            25,007,840
                                                                    --------------
                                                                       120,906,567
                                                                    --------------
Utilities--3.27%          800,000   Arkansas Power & Light Co.,
                                    8.75%, 03/01/26                        807,710
                       41,970,000   Calpine Canada Energy Finance
                                    Co., 8.50%, 05/01/08                33,515,353
                       10,170,000   National Rural Utilities
                                    (MTN), 7.25%, 03/01/12              10,179,509
                       14,000,000   Sempra Energy Co., 6.80%,
                                    07/01/04                            14,330,792
                                                                    --------------
                                                                        58,833,364
                                                                    --------------
                                    TOTAL CORPORATES                   821,413,987
                                                                    --------------
MORTGAGE-BACKED--13.89%(3)
Commercial             22,250,000   Beckman Coulter, Inc. 2000-A
Mortgage-Backed                     A, 7.50%, 12/15/18(4)               20,435,246
--2.70%                 3,000,000   Blaylock Mortgage Capital
                                    Corp. 1997-A B1, 6.43%,
                                    10/25/04(4)                          3,006,561
                      279,366,073   GMAC Commercial Mortgage
                                    Securities, Inc. 1998-C2 X
                                    (IO), 0.60%, 05/15/35                8,981,954
                       15,155,000   LB-UBS Commercial Mortgage
                                    Trust 2000-C4 A2, 7.37%,
                                    08/15/26                            16,121,293
                           74,712   Resolution Trust Corp. 1995-2
                                    B6, 5.51%, 05/25/29                     76,232
                                                                    --------------
                                                                        48,621,286
                                                                    --------------
Non-Agency                255,066   BA Mortgage Securities, Inc.
Mortgage-Backed                     1998-2 2B3, 6.50%, 06/25/13(4)         226,411
--6.64%                   306,845   BA Mortgage Securities, Inc.
                                    1998-3 2B3, 6.50%, 07/25/13(4)         299,269
                          323,601   BA Mortgage Securities, Inc.
                                    1998-4 2B3, 6.50%, 08/25/13(4)         308,230
                       14,036,849   Bank Of America Mortgage
                                    Securities 2000-5 A4, 7.75%,
                                    10/25/30                            14,335,139
                           87,919   Bear Stearns Mortgage
                                    Securities, Inc. 1997-7 4B4,
                                    7.00%, 01/25/13(4)                      75,885
                           94,182   Bear Stearns Mortgage
                                    Securities, Inc. 1998-5 B4,
                                    6.51%, 12/25/08(4)                      86,897

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $  3,157,436   Bear Stearns Structured
Mortgage-Backed                     Products, Inc. 1999-1 C,
                                    6.34%, 11/30/13(4)              $    3,009,262
(continued)             1,860,799   Bear Stearns Structured
                                    Products, Inc. 1999-1 D,
                                    6.34%, 11/30/13(4)                   1,564,815
                          922,778   Bear Stearns Structured
                                    Products, Inc. 1999-1 E,
                                    6.34%, 11/30/13(4)                     690,065
                        5,072,106   BHN Mortgage Fund 1997-2 A1
                                    (FRN), 3.13%, 05/31/17(4,6)          3,810,420
                        9,547,641   BHN Mortgage Fund 1997-2 A2,
                                    7.54%, 05/31/17(4,6)                 7,172,665
                        3,870,918   BHN Mortgage Fund 2000-1 AF,
                                    8.00%, 03/31/11(4,6)                 3,091,896
                           28,425   Blackrock Capital Finance L.P.
                                    1997-R2 AP, 9.25%, 12/25/35(4)          30,540
                        2,000,000   Chase Mortgage Finance Corp.
                                    2000-S1 A6, 7.25%, 02/25/30          2,052,190
                        1,097,984   Citicorp Mortgage Securities,
                                    Inc. 1998-7 A4 (IO), 6.75%,
                                    08/25/28                                79,851
                          179,327   CMC Securities Corporation III
                                    1994-A A19, 18.32%, 02/25/24           186,671
                          180,050   CMC Securities Corporation III
                                    1998-1 2B4, 6.50%, 04/25/13(4)         150,735
                        3,732,164   Countrywide Alternative Loan
                                    Trust 1999-2 B2, 7.50%,
                                    01/25/29                             3,647,612
                          469,936   Countrywide Home Loans 1998-14
                                    B3, 6.50%, 09/25/13(4)                 430,724
                        2,476,646   DLJ Mortgage Acceptance Corp.
                                    1994-QE1 S (IO), 3.87%,
                                    04/25/24(4)                             74,324
                          683,851   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.84%,
                                    05/25/24                                17,854
                          481,176   DLJ Mortgage Acceptance Corp.
                                    1994-QE2 S (IO), 3.91%,
                                    06/25/24(4)                             22,861
                        3,829,806   DLJ Mortgage Acceptance Corp.
                                    1995-Q7 SA (IO), 2.99%,
                                    11/25/25                               114,511
                        3,791,536   DLJ Mortgage Acceptance Corp.
                                    1996-QA S (IO), 2.99%,
                                    01/25/26(4)                            297,685
                        2,331,051   DLJ Mortgage Acceptance Corp.
                                    1996-QE3 SA (IO), 3.80%,
                                    03/25/26                                81,703
                        2,763,909   DLJ Mortgage Acceptance Corp.
                                    1996-Q5 SA (IO), 6.08%,
                                    06/25/26                               165,973
                          148,216   First Boston Mortgage
                                    Securities Corp. 1993-6 A2,
                                    7.00%, 06/25/23                        148,015
                          350,000   GE Capital Mortgage Services,
                                    Inc. 1994-2 A14, 6.75%,
                                    01/25/09                               343,477
                          500,000   GE Capital Mortgage Services,
                                    Inc. 1994-6 A11, 6.50%,
                                    04/25/24                               450,138

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $     32,034   Guardian Savings And Loan
Mortgage-Backed                     Association 1989-3 A,
(continued)                         7.43%, 05/25/19                 $       32,021
                       15,423,290   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A4 (IO), 6.40%,
                                    01/25/30                               239,061
                        1,850,290   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A9 (IO), 9.00%,
                                    01/25/30                               216,830
                          293,340   Independent National Mortgage
                                    Corp. 1994-Q B4, 7.50%,
                                    09/25/14(4)                            282,935
                           53,527   Independent National Mortgage
                                    Corp. 1995-N A5, 7.50%,
                                    10/25/25                                53,905
                          928,186   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%,
                                    06/25/26                               927,907
                        1,892,165   Nomura Asset Securities Corp.
                                    1994-4A 2IO (IO), 7.73%,
                                    09/25/24                                 1,213
                          395,861   Norwest Integrated Structured
                                    Assets, Inc. 1999-2 1A2,
                                    23.45%, 09/25/29                       447,487
                          341,240   Ocwen Residential MBS Corp.
                                    1998-R2 AP, 7.45%, 11/25/34(4)         324,314
                        2,645,354   PNC Mortgage Securities Corp.
                                    2000-8 1A1, 7.75%, 11/25/30          2,660,206
                          294,582   Residential Accredit Loans,
                                    Inc. 1998-QS16 B1, 6.50%,
                                    11/25/13                               242,754
                        5,037,678   Residential Accredit Loans,
                                    Inc. 1998-QS7 NB2, 6.75%,
                                    07/25/28                             5,100,573
                       65,191,105   Residential Accredit Loans,
                                    Inc. 2001-QS17 A9A (IO),
                                    5.50%, 11/25/31                      3,179,305
                        7,469,559   Residential Asset
                                    Securitization Trust 1997-A4
                                    A8, 7.75%, 06/25/27                  7,708,922
                        2,201,912   Residential Asset
                                    Securitization Trust 1999-A7
                                    B3, 7.50%, 10/25/29                  2,161,628
                          163,955   Residential Funding Mortgage
                                    Sec I 1993-S42 A10, 8.30%,
                                    10/25/08                               169,540
                          715,830   Residential Funding Mortgage
                                    Sec I 1997-S16 M1, 6.75%,
                                    10/25/12                               725,347
                        1,234,259   Residential Funding Mortgage
                                    Sec I 1998-S2 A2, 7.00%,
                                    01/25/28                             1,250,495
                       11,495,000   Residential Funding Mortgage
                                    Sec I 2000-S16 A2, 7.50%,
                                    12/25/30                            11,882,956
                        3,177,006   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                   3,178,992
                          717,686   Ryland Mortgage Securities
                                    Corp. 1994-5 M3, 5.42%,
                                    10/25/23                               776,912

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $  6,862,981   Ryland Mortgage Securities
Mortgage-Backed                     Corp. III
                                    1992-A 1C, 8.28%, 03/29/30      $    7,002,746
(continued)               301,672   Structured Asset Mortgage
                                    Investments, Inc. 1998-8 3B4,
                                    6.73%, 07/25/13                        262,219
                          150,000   Structured Asset Securities
                                    Corp. 1995-3B 2A1, 6.50%,
                                    01/28/24                               151,970
                          781,987   Structured Asset Securities
                                    Corp. 1996-6 1A5, 7.50%,
                                    08/25/26                               804,684
                        2,500,000   Structured Asset Securities
                                    Corp. 1997-2 2A4, 7.25%,
                                    03/28/30                             2,557,837
                           87,212   Structured Asset Securities
                                    Corp. 1997-4 1A1, 6.75%,
                                    12/25/12                                88,397
                        4,000,000   Structured Asset Securities
                                    Corp. 2000-3 1A7, 8.00%,
                                    07/25/30                             4,113,386
                           65,940   Structured Mortgage Asset
                                    Residential Trust 1991-7 I
                                    (IO), 15.43%, 12/25/22                  13,214
                        3,021,925   Summit Mortgage Trust 2000-1
                                    B1, 6.14%, 12/28/12(4)               3,021,925
                       16,543,182   Wells Fargo Mortgage Backed
                                    Securities 2001-9 A14, 6.75%,
                                    05/25/31                            16,876,776
                                                                    --------------
                                                                       119,422,275
                                                                    --------------
U.S. Agency                38,425   Collateralized Mortgage
Mortgage-Backed                     Obligation Trust 57 D, 9.90%,
                                    02/01/19                                39,074
--4.55%                   358,195   Fannie Mae 1993-115 S, 10.39%,
                                    07/25/23                               312,539
                           50,375   Fannie Mae 1993-189 SB,
                                    12.73%, 10/25/23                        50,571
                        6,859,776   Fannie Mae 1993-199 SD (IO),
                                    0.88%, 10/25/23                        114,111
                           43,750   Fannie Mae 1993-221 SD, 9.00%,
                                    03/25/08                                45,823
                            3,995   Fannie Mae 1993-251 C, 6.50%,
                                    09/25/23                                 3,992
                          271,230   Fannie Mae 1997-34 SA, 15.21%,
                                    10/25/23                               433,707
                        3,819,400   Fannie Mae 1997-44 SB (IO),
                                    4.18%, 06/25/08                        201,841
                           77,645   Fannie Mae Pool 233672, 6.68%,
                                    09/01/23                                80,235
                           23,900   Fannie Mae Pool 308798, 6.60%,
                                    04/01/25                                24,802
                           75,594   Fannie Mae Pool 312155, 6.13%,
                                    03/01/25                                77,693

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency          $    297,554   Freddie Mac 1164 O, 8.64%,
Mortgage-Backed                     11/15/06                        $       35,632
(continued)               240,627   Freddie Mac 1515 SA, 8.61%,
                                    05/15/08                               252,571
                          790,628   Freddie Mac 1564 SA, 12.41%,
                                    08/15/08                               830,362
                        1,635,991   Freddie Mac 1627 E, 6.00%,
                                    02/15/23                             1,662,725
                        2,077,536   Freddie Mac 1980 Z, 7.00%,
                                    07/15/27                             2,074,171
                          824,245   Freddie Mac 2098 TZ, 6.00%,
                                    01/15/28                               704,052
                          500,100   Freddie Mac 2156 S, 28.00%,
                                    05/15/29                               537,670
                       22,974,000   Freddie Mac 2265 PB, 7.50%,
                                    12/15/29                            23,845,978
                        2,302,920   Freddie Mac 2312 JA, 6.50%,
                                    02/15/30                             2,375,264
                       25,000,000   Freddie Mac 2316 PB, 6.50%,
                                    09/15/30                            24,617,780
                        2,570,000   Freddie Mac 2420 BC, 6.50%,
                                    07/15/26                             2,603,901
                       10,000,000   Government National Mortgage
                                    Association 1997-8 PD, 7.50%,
                                    04/16/26                            10,464,400
                       59,127,313   Government National Mortgage
                                    Association 1999-38 SP (IO),
                                    0.25%, 05/16/26                        420,667
                       20,806,732   Government National Mortgage
                                    Association 2000-20 SC (IO),
                                    6.75%, 01/16/21                      1,780,986
                       18,512,350   Government National Mortgage
                                    Association 2000-22 SG (IO),
                                    8.90%, 05/16/30                      2,409,649
                        5,000,000   Government National Mortgage
                                    Association 2001-2 PB, 7.00%,
                                    07/20/30                             5,056,415
                          769,483   Government National Mortgage
                                    Association Pool 470634,
                                    6.50%, 07/15/29                        769,013
                                                                    --------------
                                                                        81,825,624
                                                                    --------------
                                    TOTAL MORTGAGE-BACKED              249,869,185
                                                                    --------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
U.S. AGENCY SECURITIES--5.85%
U.S. Agency          $ 54,718,000   Fannie Mae, 5.13%, 02/13/04     $   56,028,879
Securities--5.85%      50,884,000   Fannie Mae, 4.75%, 01/02/07         49,244,263
                                                                    --------------
                                    TOTAL U.S. AGENCY SECURITIES       105,273,142
                                                                    --------------
U.S. TREASURY BONDS--10.52%
U.S. Treasury         121,020,000   U.S. Treasury Bonds, 5.75%,
Bonds--10.52%                       08/15/10                           123,653,153
                       72,911,000   U.S. Treasury Bonds, 5.25%,
                                    02/15/29                            65,693,978
                                                                    --------------
                                    TOTAL U.S. TREASURY BONDS          189,347,131
                                                                    --------------
U.S. TREASURY SECURITIES--0.76%
U.S. Treasury Notes    40,819,000   U.S. Principal Strip,
--0.76%                             5.26%(5), 11/15/28                   8,283,767
                        4,870,000   U.S. Treasury Notes, 6.75%,
                                    08/15/26                             5,309,444
                                                                    --------------
                                    TOTAL U.S. TREASURY SECURITIES      13,593,211
                                                                    --------------
                                    TOTAL BONDS
                                    (Cost $1,796,020,857)            1,747,129,638
                                                                    --------------
SHORT TERM INVESTMENTS--1.51%
Commercial Paper       12,000,000   DaimlerChrysler AG, 2.25%(5),
--1.44%                             04/02/02                            11,999,250
                        4,000,000   General Electric Capital
                                    Corp., 1.81%(5), 04/04/02            3,999,397
                       10,000,000   General Motors Acceptance
                                    Corp., 2.29%(5), 04/03/02            9,998,728
                                                                    --------------
                                                                        25,997,375
                                                                    --------------
Money Market RIC        1,238,270   J.P. Morgan Institutional
--0.07%                             Prime Money Market                   1,238,270
                                                                    --------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $27,235,645)                  27,235,645
                                                                    --------------
                                    TOTAL INVESTMENTS--98.62%
                                    (Cost $1,823,256,502)(1)         1,774,365,283
                                                                    --------------
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--1.38%             24,820,195
                                                                    --------------
                                    NET ASSETS--100.00%             $1,799,185,478
                                                                    ==============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



Notes:
(1) Cost for Federal income tax purposes is $1,824,101,729 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 39,113,984
Gross unrealized depreciation     (88,850,430)
                                 ------------
    Net unrealized depreciation  $(49,736,446)
                                 ============

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2002 was $331,694,584 representing 18.44% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                 DATE OF                                % OF
           SECURITY              PURCHASE      COST          VALUE       TNA
           --------              --------   -----------   -----------   -----
AT&T Canada, Inc., 10.75%,
  11/01/07                       11/30/01   $   196,492   $    51,000    0.00%
BHN Mortgage Fund 1997-2 A1,
  3.13%, 05/31/17                08/21/00     4,860,034     3,810,420    0.21%
BHN Mortgage Fund 1997-2 A2,
  7.54%, 05/31/17                09/18/00     8,995,834     7,172,665    0.40%
BHN Mortgage Fund 2000-1 AF,
  8.00%, 03/31/11                04/05/00     3,769,642     3,091,896    0.17%
BHN Mortgage Trust 2001-1AF,
  8.00%, 05/31/10                02/21/01     6,145,766     4,805,468    0.27%
Century Funding, Ltd., 1A C,
  10.00%, 02/15/11               10/06/00     1,513,361     1,515,938    0.08%
Magnus Funding, Ltd., 1A B
  (FRN), 3.22%, 06/15/11         07/11/00     3,697,944     3,159,459    0.18%
Magnus Funding, Ltd., 1A C,
  10.28%, 06/15/11               12/04/00     4,250,655     3,441,046    0.19%
ML CBO Series 1996-PM-1 Series
  B, 1996-PM-1, 7.87%, 12/17/06  05/23/00     3,744,339     2,855,470    0.16%
Polaris Trust A1 2001-1 A1
  (PO), 6.34%, 02/17/09          11/01/01    13,813,551    14,633,720    0.81%
Signature 1 CBO, 7.75%,
  10/15/09                       01/29/01     1,991,342     1,993,200    0.11%
York Funding, Ltd. 1998-1A IV
  (FRN), 5.15%, 06/15/05         04/19/00    19,517,198    10,914,800    0.61%
                                            -----------   -----------     ---
                                            $72,496,158   $57,445,082    3.19%
                                            ===========   ===========   =====

(7) Represents annualized yield at March 31, 2002.

(EMTN): Euro medium term note
(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2002.
(IO): Interest only
(PO): Principal only

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--93.17%
ASSET-BACKED          $ 2,080,071   Aerofreighter Finance Trust A
SECURITIES--23.37%(3)               A, 7.85%, 12/15/09(4)            $  2,155,474
                          997,112   Aircraft Lease Portfolio
                                    Securitization Ltd. 1996-1 CX
                                    (FRN), 3.25%, 06/15/06                997,436
                        1,239,360   Amresco Residential Securities
                                    Mortgage 1998-2 B1F, 7.72%,
                                    06/25/28                            1,182,427
                        1,205,980   Atherton Franchisee Loan
                                    Funding 1999-A E, 8.25%,
                                    10/15/15(4)                           584,034
                        5,487,483   BHN Mortgage Trust 2001-1 AF,
                                    8.00%, 05/31/10(4,6)                4,204,784
                        4,922,720   CDC Mortgage Capital Trust
                                    2001-HE1 M1 (FRN), 2.93%,
                                    01/25/32                            4,958,163
                        1,987,398   CIT Group Home Equity Loan
                                    Trust 1997-1 M2, 7.10%,
                                    07/15/27                            2,029,055
                        5,000,000   Commercial Mortgage
                                    Lease-Backed Certificates
                                    2001-CMLB C, 7.81%, 06/20/31(4)     4,635,840
                        1,907,000   Commercial Mortgage
                                    Lease-Backed Certificates
                                    2001-CMLB F, 7.81%, 06/20/31(4)     1,584,599
                        9,400,000   Conseco Finance 1999-H BF1,
                                    10.00%, 11/15/29                    9,875,875
                        3,000,000   Conseco Finance 2001-A IM2,
                                    8.02%, 03/15/32                     3,105,675
                        9,000,000   Conseco Finance 2002-A A4,
                                    6.32%, 04/15/32                     9,084,375
                       28,950,000   Conseco Finance Securitizations
                                    Corp. 2001-3 AIO (IO), 2.50%,
                                    05/01/33                            2,448,967
                           15,251   Contimortgage Home Equity Loan
                                    Trust 1994-4 A6, 8.27%,
                                    12/15/24                               15,256
                        4,768,000   Countrywide Asset-Backed
                                    Certificates 2001-HLV1 A3,
                                    6.66%, 08/10/17                     4,841,012
                        5,500,000   Countrywide Asset-Backed
                                    Certificates 2001-1 MV2 (FRN),
                                    2.85%, 07/25/31                     5,562,973
                        2,000,000   Delta Funding Home Equity Loan
                                    Trust 1996-2 A5 (IO), 8.01%,
                                    10/25/27                            2,127,353
                       11,000,000   Empire Funding Home Loan Owner
                                    Trust 1999-1 M2, 9.00%,
                                    05/25/30                           11,548,143
                          437,500   Falcon Franchise Loan LLC
                                    1999-1 D, 8.40%, 07/05/13(4)          399,082

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS (CONTINUED)
Asset-Backed          $ 1,586,500   Falcon Franchise Loan LLC
Securities                          1999-1 E, 6.50%, 01/05/14(4)     $    853,738
(continued)                65,919   First Alliance Mortgage Loan
                                    Trust 1994-3 A1, 7.83%,
                                    10/25/25                               65,812
                          535,929   First Union Home Equity Loan
                                    Trust 1997-3 B, 7.39%, 03/25/29       532,579
                        2,003,652   Firstcity Capital Home Equity
                                    Funding Corp. 1998-1 A4, 6.72%,
                                    06/25/28(4)                         2,056,742
                        2,750,000   Green Tree Financial Corp.
                                    1994-1 A5, 7.65%, 04/15/19          2,851,392
                        4,700,000   Green Tree Financial Corp.
                                    1995-10 A6, 7.05%, 02/15/27         4,795,471
                        3,526,781   Green Tree Financial Corp.
                                    1995-10 B1, 7.05%, 02/15/27         3,473,880
                        1,210,000   Green Tree Home Equity Loan
                                    Trust 1997-B M1, 7.65%,
                                    04/15/27                            1,268,055
                        7,000,000   Green Tree Home Equity Loan
                                    Trust 1998-C B2, 8.06%,
                                    07/15/29                            5,415,334
                        1,253,403   Green Tree Home Improvement
                                    Loan Trust 1996-F HIM1, 7.30%,
                                    11/15/27                            1,303,274
                        4,000,000   Green Tree Home Improvement
                                    Loan Trust 1997-E HEM2, 7.48%,
                                    01/15/29                            4,097,309
                        5,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEB2, 8.49%,
                                    11/15/29                            3,801,560
                        6,750,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2, 7.33%,
                                    11/15/29                            6,920,842
                        3,800,000   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1996-B CTFS, 7.70%, 07/15/18        3,808,788
                        4,000,000   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1996-D CTFS, 7.24%, 12/15/22        3,903,828
                        1,403,137   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1998-A A4H, 8.26%, 05/15/29         1,446,694
                        1,825,853   IMPAC Secured Assets CMN Owner
                                    Trust 1998-1 M2, 7.77%,
                                    07/25/25                            1,887,872
                        3,383,490   IMPAC CMB Trust 2001-1 M2
                                    (FRN), 2.95%, 07/25/31              3,413,887
                       95,952,297   Lehman ABS Manufactured Housing
                                    Contract 2001-B AIO1 (IO),
                                    1.04%, 12/15/02                       724,440
                        4,175,000   Long Beach Mortgage Loan Trust
                                    2001-2 M2 (FRN), 2.85%,
                                    07/25/31                            4,177,609
                        6,800,000   Newbury Funding CBO Ltd. 2000-1
                                    A3 (FRN), 4.65%, 02/15/30(4)        6,191,400

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS (CONTINUED)
Asset-Backed          $ 6,091,300   Oakwood Mortgage Investors,
Securities                          Inc. 2001-C A1, 5.16%, 10/15/12  $  6,164,454
(continued)             8,806,150   Pegasus Aviation Lease
                                    Securitization 2000-1 B1,
                                    8.08%, 03/25/30(4)                  8,218,622
                        7,311,772   Polaris Trust A1 (PO),
                                    6.34%(5), 02/17/09(4,6)             5,628,354
                        1,004,529   Residential Funding Mortgage
                                    Securities I 2000-HI1 AII,
                                    8.11%, 02/25/25                     1,060,454
                        4,090,674   Structured Settlements Fund
                                    1999-A A, 7.25%, 12/20/15(4)        4,270,921
                        2,187,500   Team Fleet Financing Corp.
                                    1997-1 A, 7.35%, 05/15/03(4)        2,189,362
                        7,212,000   TMI Home Loan Trust 1998-A A4,
                                    7.56%, 05/25/18(4)                  7,464,420
                        5,124,468   Xerox Equipment Lease Owner
                                    Trust 2001-1 A (FRN), 3.90%,
                                    02/15/08(4)                         5,135,680
                        3,000,000   York Funding Ltd. 1998-1A IV
                                    (FRN), 5.15%, 06/15/05(4,6)         1,259,400
                                                                     ------------
                                    TOTAL ASSET-BACKED                175,722,696
                                                                     ------------
CORPORATES--44.36%(2)
Airlines--1.79%         4,800,000   Southwest Airlines Co., 6.13%,
                                    11/01/06                            4,845,120
                        8,759,419   United Air Lines (FRN), 2.12%,
                                    12/02/02                            8,648,042
                                                                     ------------
                                                                       13,493,162
                                                                     ------------
Banks--1.04%            2,100,000   AB Spintab, 6.80%, 12/29/49(4)      2,123,890
                          500,000   Christiania Bank (FRN), 2.19%,
                                    11/29/49                              411,587
                        4,000,000   Okobank (EMTN) (FRN), 2.46%,
                                    09/29/49                            3,984,800
                        1,300,000   Skandinavinska Enskilda (EMTN)
                                    (FRN), 3.05%, 06/29/49              1,290,153
                                                                     ------------
                                                                        7,810,430
                                                                     ------------
Brokerage Services      3,000,000   Bear Stearns Co., Inc. (EMTN)
--2.28%                             (FRN), 2.16%, 06/26/04              2,999,619
                          170,000   Bear Stearns Co., Inc. (EMTN)
                                    (FRN), 2.37%, 03/18/05                170,486
                        5,000,000   Bear Stearns Co., Inc., 7.25%,
                                    10/15/06                            5,217,270
                        5,000,000   Bear Stearns Co., Inc., 5.70%,
                                    01/15/07                            4,909,005

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage Services    $ 1,720,000   Bear Stearns Co., Inc., 7.63%,
(continued)                         12/07/09                         $  1,809,261
                        1,950,000   Lehman Brothers Holdings (MTN),
                                    7.00%, 05/15/03                     2,019,363
                                                                     ------------
                                                                       17,125,004
                                                                     ------------
Finance--19.93%         7,175,000   AT&T Capital Corp. (MTN),
                                    5.86%, 04/26/02                     7,190,067
                        2,105,000   Bombardier Capital, Inc.,
                                    7.30%, 12/15/02(4)                  2,162,138
                        4,000,000   Capital One Bank, 6.76%,
                                    07/23/02                            3,986,908
                        4,200,000   Capital One Bank, 6.50%,
                                    07/30/04                            4,149,915
                        6,850,000   Capital One Bank, 8.25%,
                                    06/15/05                            6,946,647
                        1,450,000   Cendant Corp., 7.75%, 12/01/03      1,468,296
                        9,000,000   Chyps CBO Ltd. 1997-1A A2A,
                                    6.72%, 01/15/10(4)                  6,693,750
                        3,500,000   CIT Group, Inc. (FRN) (MTN),
                                    2.25%, 02/28/03                     3,474,800
                       10,290,000   CIT Group, Inc., 7.38%,
                                    04/02/07                           10,251,937
                        5,422,000   Finova Group, Inc., 7.50%,
                                    11/15/09                            2,026,744
                        8,500,000   Ford Credit Australia (EMTN)
                                    (FRN), 2.12%, 06/06/03              8,504,250
                          810,000   Ford Motor Credit Co. (FRN)
                                    (MTN), 2.23%, 01/26/04                782,134
                        1,820,000   Ford Motor Credit Co. (EMTN)
                                    (FRN), 2.33%, 07/07/05              1,737,190
                        8,100,000   Ford Motor Credit Co., 6.88%,
                                    02/01/06                            8,060,561
                        8,450,000   Ford Motor Credit Co., 6.50%,
                                    02/15/06                            8,302,691
                        1,000,000   Ford Motor Credit Co., 6.50%,
                                    01/25/07                              971,100
                        6,670,000   Ford Motor Credit Co. (EMTN)
                                    (FRN), 2.20%, 03/13/07              6,169,750
                        2,600,000   GATX Financial Corp. (FRN)
                                    (MTN), 2.86%, 08/01/02              2,536,903
                        5,000,000   General Motors Acceptance Corp.
                                    (FRN) (MTN), 3.17%, 10/16/03        5,010,440
                        5,000,000   General Motors Acceptance Corp.
                                    (MTN), 6.63%, 10/20/03              5,114,415
                        2,000,000   General Motors Acceptance Corp.
                                    (FRN) (MTN), 2.68%, 05/04/04        1,973,246
                        3,500,000   General Motors Acceptance
                                    Corp., 6.75%, 01/15/06              3,548,353
                        4,260,000   General Motors Acceptance
                                    Corp., 6.13%, 09/15/06              4,220,753

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Finance               $ 5,200,000   Golden State Holdings (FRN),
(continued)                         2.86%, 08/01/03                  $  5,141,412
                        6,600,000   IOS Capital, Inc., 9.75%,
                                    06/15/04                            6,601,874
                          900,000   MBNA America Bank NA (FRN),
                                    2.32%, 05/12/04                       896,276
                        7,500,000   MBNA America Bank NA (FRN),
                                    2.22%, 06/10/04                     7,393,687
                        5,000,000   MBNA Corp. (FRN) (MTN), 2.34%,
                                    06/17/02                            4,993,835
                        6,000,000   MBNA Corp. (FRN) (MTN), 2.56%,
                                    02/10/03                            5,970,900
                        6,000,000   Noble Affiliates, Inc./Atlantic
                                    Meth, 8.95%, 12/15/04(4)            6,143,166
                        1,500,000   Providian National Bank, 6.70%,
                                    03/15/03                            1,255,002
                        6,070,000   Tyco Capital Corp., 7.38%,
                                    03/15/03                            6,153,596
                                                                     ------------
                                                                      149,832,736
                                                                     ------------
Industrial--3.94%       2,000,000   Arrow Electronics, Inc., 8.20%,
                                    10/01/03                            2,025,722
                        4,550,000   Harcourt General, Inc., 8.25%,
                                    06/01/02                            4,589,016
                       17,000,000   PHH Corp. (MTN), 8.13%,
                                    02/03/03                           17,231,914
                        5,700,000   WCG Note Trust, 8.25%,
                                    03/15/04(4)                         5,779,264
                                                                     ------------
                                                                       29,625,916
                                                                     ------------
Insurance--1.52%        2,500,000   Conseco Finance Corp. (MTN),
                                    6.50%, 09/26/02                     2,437,500
                          750,000   Conseco, Inc., 8.50%, 10/15/02        668,925
                        2,000,000   Conseco, Inc., 9.00%, 10/15/06        990,000
                        7,000,000   Fairfax Financial Holdings,
                                    7.38%, 03/15/06                     6,323,800
                        1,250,000   Lumbermens Mutual Casualty,
                                    8.30%, 12/01/37(4)                  1,010,450
                                                                     ------------
                                                                       11,430,675
                                                                     ------------
Real Estate             3,000,000   Highwoods Exercisable Put
Investment Trust                    Option, 7.19%, 06/15/04(4)          3,009,660
(REIT)--1.47%           1,000,000   HRPT Properties Trust, 6.75%,
                                    12/18/02                            1,016,921
                        7,000,000   New Plan Excel Realty Trust,
                                    6.80%, 05/15/02                     7,027,776
                                                                     ------------
                                                                       11,054,357
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Secured Assets        $ 5,000,000   Hercules Trust I (FRN),
--1.70%                             3.15%, 06/10/03                  $  4,312,000
                        5,000,000   Ingress I Ltd. BA, 7.38%,
                                    03/30/40(4)                         5,108,225
                        3,500,000   North Street 2000-1 (FRN),
                                    3.62%, 07/30/10(4)                  3,330,817
                                                                     ------------
                                                                       12,751,042
                                                                     ------------
Telecommunications      5,600,000   Citizens Communications,
--7.23%                             8.50%, 05/15/06                     5,836,124
                        1,400,000   Citizens Communications, 7.60%,
                                    06/01/06                            1,406,384
                        4,550,000   Citizens Communications, 7.63%,
                                    08/15/08                            4,491,442
                        1,850,000   Qwest Capital Funding, 5.88%,
                                    08/03/04                            1,589,797
                        7,250,000   Qwest Capital Funding, 7.75%,
                                    08/15/06                            6,271,250
                        1,000,000   Qwest Communications
                                    International, 7.50%, 11/01/08        914,700
                        1,000,000   Qwest Corp., 6.63%, 09/15/05          918,870
                       16,700,000   Worldcom, Inc., 7.88%, 05/15/03    16,556,380
                       17,255,000   Worldcom, Inc., 6.50%, 05/15/04    16,381,897
                                                                     ------------
                                                                       54,366,844
                                                                     ------------
Utilities--3.46%          600,000   Arkansas Power & Light, 8.75%,
                                    03/01/26                              605,782
                        8,900,000   Gulf States Utilities (FRN),
                                    3.21%, 09/01/04(4)                  8,908,304
                        6,430,000   National Rural Utilities (MTN),
                                    6.50%, 03/01/07                     6,425,139
                        5,000,000   Sempra Energy, 6.80%, 07/01/04      5,118,140
                        5,000,000   TECO Energy, Inc. (FRN), 3.00%,
                                    05/15/02(4)                         4,999,570
                                                                     ------------
                                                                       26,056,935
                                                                     ------------
                                    TOTAL CORPORATES                  333,547,101
                                                                     ------------
MORTGAGE-BACKED--13.88%(3)
Commercial              3,000,000   Beckman Coulter, Inc. 2000-A A,
Mortgage-Backed                     7.50%, 12/15/18(4)                  2,755,314
--3.78%                 2,616,695   CS First Boston Mortgage
                                    Securities Corp. 2001-LCCA A
                                    (FRN), 2.77%, 12/05/13(4)           2,613,555
                       13,200,000   CS First Boston Mortgage
                                    Securities Corp. 2001-LCCA B
                                    (FRN), 3.42%, 12/05/13(4)          13,175,910

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Commercial            $ 7,000,000   CS First Boston Mortgage
                                    Securities
Mortgage-Backed                     2001-LCCA D (FRN),
(continued)                         5.02%, 12/05/13(4)               $  7,000,525
                        2,045,319   Merrill Lynch Mortgage
                                    Investors, Inc. 1994-M1 E,
                                    8.41%, 06/25/22(4)                  2,065,975
                          712,441   Resolution Trust Corp. 1995-C1
                                    E, 6.90%, 02/25/27                    725,876
                           99,615   Resolution Trust Corp. 1995-2
                                    B6, 5.51%, 05/25/29                   101,642
                                                                     ------------
                                                                       28,438,797
                                                                     ------------
Non-Agency                195,420   Bear Stearns Mortgage
Mortgage-Backed                     Securities, Inc. 1993-8 AS16,
                                    10.75%, 08/25/24                      185,679
--5.62%                 5,806,378   BHN Mortgage Fund 2000-1 AF,
                                    8.00%, 03/31/11(4,6)                4,637,844
                          113,702   Blackrock Capital Finance L.P.
                                    1997-R2 AP, 9.25%, 12/25/35(4)        122,158
                          253,150   Citicorp Mortgage Securities,
                                    Inc. 1994-3 A12, 9.00%,
                                    02/25/24                              255,800
                          280,943   Countrywide Funding Corp.
                                    1993-11 A12, 8.50%, 02/25/09          275,237
                          100,000   Countrywide Funding Corp.
                                    1994-7 A7, 6.50%, 03/25/24            101,872
                        1,246,777   Countrywide Mortgage Backed
                                    Securities, Inc. 1993-D A12,
                                    7.50%, 01/25/09                     1,249,505
                           78,408   DLJ Mortgage Acceptance Corp.
                                    1993-Q18 SC (IO), 2.81%,
                                    01/25/24                                1,177
                          269,958   DLJ Mortgage Acceptance Corp.
                                    1994-QE1 A1, 6.80%, 04/25/24(4)       269,418
                        4,248,951   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.84%,
                                    05/25/24                              110,932
                        4,369,283   DLJ Mortgage Acceptance Corp.
                                    1996-QA S (IO), 2.99%,
                                    01/25/26(4)                           343,046
                          996,477   DLJ Mortgage Acceptance Corp.
                                    1996-Q5 SA (IO), 6.08%,
                                    06/25/26                               59,838
                          222,326   First Boston Mortgage
                                    Securities Corp. 1993-6 A2,
                                    7.00%, 06/25/23                       222,025
                           12,674   GE Capital Mortgage Services,
                                    Inc. 1993-10 A2, 9.00%,
                                    09/25/23                               13,022
                          783,066   GE Capital Mortgage Services,
                                    Inc. 1996-4 A5, 7.00%, 03/25/26       786,774
                            7,767   Guardian Savings and Loan
                                    Association 1988-2 A, 5.73%,
                                    09/25/18                                7,865
                           89,211   Independent National Mortgage
                                    Corp. 1995-N A5, 7.50%,
                                    10/25/25                               89,842

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $ 9,221,962   Lehman Structured Securities
Mortgage-Backed                     Corp. 1996-1 E2, 8.00%,
                                    06/25/26                         $  9,219,196
(continued)               449,128   Norwest Asset Securities Corp.
                                    1998-15 A15, 8.00%, 07/25/28          463,314
                          475,034   Norwest Integrated Structured
                                    Assets, Inc. 1999-2 1A2,
                                    23.45%, 09/25/29                      536,985
                        1,035,143   PNC Mortgage Securities Corp.
                                    2000-8 1A1, 7.75%, 11/25/30         1,040,955
                        2,000,901   Prudential Home Mortgage
                                    Securities 1995-A 2B, 8.65%,
                                    03/28/25(4)                         2,124,198
                       66,830,317   Residential Accredit Loans,
                                    Inc. 2001-QS12 A3A (IO), 6.05%,
                                    09/25/31                            2,847,172
                          148,233   Residential Funding Mortgage
                                    Securities I 1993-S26 A9,
                                    7.50%, 07/25/23                       150,920
                          163,904   Residential Funding Mortgage
                                    Securities I 1997-S12 A17,
                                    7.25%, 08/25/27                       165,681
                        1,234,259   Residential Funding Mortgage
                                    Securities I 1998-S2 A2, 7.00%,
                                    01/25/28                            1,250,495
                        3,696,685   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                  3,698,995
                          320,550   Ryland Acceptance Corp. IV 28
                                    1, 11.50%, 12/25/16                   337,605
                        5,764,904   Ryland Mortgage Securities
                                    Corp. III 1992-A 1C, 8.28%,
                                    03/29/30                            5,882,306
                          221,534   Ryland Mortgage Securities
                                    Corp. III 1992-D 1A, 7.89%,
                                    09/25/22                              221,249
                           24,882   SLH Mortgage Trust 1990-1 G,
                                    9.60%, 03/25/21                        24,853
                        1,839,969   Structured Asset Securities
                                    Corp. 1996-6 1A5, 7.50%,
                                    08/25/26                            1,893,374
                          721,826   Structured Asset Securities
                                    Corp. 1996-C3 E, 8.30%,
                                    06/25/30(4)                           723,342
                           24,918   Structured Asset Securities
                                    Corp. 1997-4 1A1, 6.75%,
                                    12/25/12                               25,256
                        2,181,346   Structured Asset Securities
                                    Corp. 2000-3 2A1, 7.75%,
                                    07/25/30                            2,208,580
                          671,539   Summit Mortgage Trust 2000-1
                                    B1, 6.14%, 12/28/12(4)                671,539
                                                                     ------------
                                                                       42,218,049
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $   554,832   Fannie Mae 1993-95 SB, 15.05%,
Mortgage-Backed                     06/25/08                         $    639,021
--4.48%                   427,713   Fannie Mae 1993-189 SB, 12.73%,
                                    10/25/23                              429,376
                           87,500   Fannie Mae 1993-221 SD, 9.00%,
                                    03/25/08                               91,645
                          176,000   Fannie Mae 1993-202 SJ, 9.00%,
                                    11/25/23                              168,836
                          256,983   Fannie Mae 1994-2 SB, 10.00%,
                                    01/25/24                              250,727
                       10,912,571   Fannie Mae 1997-44 SB (IO),
                                    4.18%, 06/25/08                       576,689
                        1,126,052   Fannie Mae 1997-76 FS (FRN),
                                    2.36%, 09/17/27                     1,084,857
                          152,040   Fannie Mae 1999-1 S, 10.25%,
                                    07/25/23                              153,782
                       44,219,432   Fannie Mae 2001-4 SG (IO),
                                    5.80%, 03/25/16                     3,332,597
                          104,115   Fireman's Fund Mortgage Corp.
                                    1987-2 E, 9.95%, 01/25/18             107,431
                          297,554   Freddie Mac 1164-O, 8.64%,
                                    11/15/06                               35,632
                          200,000   Freddie Mac 1634 SE, 8.80%,
                                    12/15/23                              198,914
                        1,231,646   Freddie Mac 2149 JD (IO),
                                    6.50%, 04/15/17                       121,838
                        3,728,019   Freddie Mac 2149 KQ (IO),
                                    6.50%, 08/15/18                       366,033
                        1,881,396   Freddie Mac 2174 PA, 6.50%,
                                    03/15/22                            1,941,777
                          750,149   Freddie Mac 2156 S, 28.00%,
                                    05/15/29                              806,505
                       10,000,000   Freddie Mac 2410 OT, 6.38%,
                                    04/15/30                           10,320,173
                          604,142   Freddie Mac Gold C53497, 8.00%,
                                    06/01/31                              634,877
                          382,573   Freddie Mac Gold C53498, 8.00%,
                                    06/01/31                              402,036
                          427,879   Freddie Mac Gold C53499, 8.00%,
                                    06/01/31                              449,647
                          460,749   Freddie Mac Gold 21 SG, 9.39%,
                                    10/25/23                              468,476
                        1,677,538   Freddie Mac Pool 786781, 6.72%,
                                    08/01/29                            1,730,323
                        3,915,794   Government National Mortgage
                                    Association 1996-6 ZA, 6.50%,
                                    05/16/26                            3,953,433

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $    39,589   Government National Mortgage
Mortgage-Backed                     Association Pool 1849,
(continued)                         8.50%, 08/20/24                  $     42,744
                           95,228   Government National Mortgage
                                    Association Pool 2020, 8.50%,
                                    06/20/25                              102,642
                           59,176   Government National Mortgage
                                    Association Pool 2286, 8.50%,
                                    09/20/26                               63,664
                          276,589   Government National Mortgage
                                    Association Pool 2487, 8.50%,
                                    09/20/27                              297,304
                          412,713   Government National Mortgage
                                    Association Pool 422972, 6.50%,
                                    07/15/29                              412,461
                        4,413,169   Government National Mortgage
                                    Association Pool 80589, 6.00%,
                                    03/20/32                            4,526,256
                                                                     ------------
                                                                       33,709,696
                                                                     ------------
                                    TOTAL MORTGAGE-BACKED             104,366,542
                                                                     ------------
U.S. AGENCY SECURITIES--6.52%
U.S. Agency            32,640,000   Fannie Mae, 5.13%, 02/13/04        33,421,956
Securities--6.52%      15,200,000   Federal Home Loan Bank, 5.38%,
                                    01/05/04                           15,622,560
                                                                     ------------
                                    TOTAL U.S. AGENCY SECURITIES       49,044,516
                                                                     ------------
U.S. TREASURY SECURITIES--5.04%
U.S. Treasury          23,342,000   U.S. Treasury Notes, 7.00%,
Notes--5.04%                        07/15/06                           25,321,518
                        7,400,000   U.S. Treasury Notes, 6.63%,
                                    05/15/07                            7,944,018
                          450,000   U.S. Treasury Notes, 5.63%,
                                    05/15/08                              461,127
                          370,000   U.S. Treasury Notes, 5.75%,
                                    08/15/10                              378,051
                        3,483,000   U.S. Treasury Notes, 6.75%,
                                    08/15/26                            3,797,289
                                                                     ------------
                                    TOTAL U.S. TREASURY SECURITIES     37,902,003
                                                                     ------------
                                    TOTAL BONDS
                                    (Cost $704,070,344)               700,582,858
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--7.24%
Commercial Paper --   $ 9,800,000   DaimlerChrysler AG, 2.25%(5),
5.16%                               04/08/02                         $  9,795,712
                        9,030,000   General Electric Credit Corp.,
                                    1.81%(5), 04/04/02                  9,028,638
                       15,000,000   General Motors Acceptance
                                    Corp., 2.29%(5), 04/03/02          14,998,092
                        5,000,000   Time Warner Entertainment Co.,
                                    2.13%(5), 04/02/02                  4,999,704
                                                                     ------------
                                                                       38,822,146
                                                                     ------------
Money Market RIC       15,323,000   J.P. Morgan Institutional Prime
--2.04%                             Money Market                       15,323,000
                                                                     ------------
U.S. Agency Discount      309,000   Fannie Mae, 1.84%(5),
Notes--0.04%                        06/05/02(7)                           308,013
                                                                     ------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $54,453,123)                 54,453,159
                                                                     ------------
                                    TOTAL INVESTMENTS--100.41%
                                    (Cost $758,523,467)(1)            755,036,017
                                    CASH AND OTHER ASSETS, LESS
                                    LIABILITIES--(0.41)%               (3,121,475)
                                                                     ------------
                                    NET ASSETS--100.00%              $751,914,542
                                                                     ============

                       FUTURES CONTRACTS: SHORT POSITIONS

NUMBER OF                                                        UNREALIZED
CONTRACTS                                                       APPRECIATION
---------                                                      --------------
   324        U.S. Treasury 2 Year Note, June 2002                $460,687
                                                                  ========

Notes:
(1) Cost for Federal income tax purposes is $758,732,610 and net unrealized appreciation consists of:

Gross unrealized appreciation   $ 15,253,254
Gross unrealized depreciation    (18,949,847)
                                ------------
    Net unrealized
      depreciation              $ (3,696,593)
                                ============

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2002 was $142,604,510 representing 18.97% of total net assets.
(5) Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



(6) Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                           DATE OF
SECURITY                   PURCHASE       COST           VALUE       % OF TNA
--------                   --------    -----------    -----------    --------
BHN Mortgage Fund 2000-1
  AF, 8.00%, 03/31/11      04/05/00    $ 5,523,705    $ 4,637,844      0.61%
BHN Mortgage Trust 2001-1
  AF, 8.00%, 05/31/10      02/21/01      5,377,717      4,204,784      0.56%
Polaris Trust A1 (PO),
  6.34%, 02/17/09          11/01/01      5,312,908      5,628,354      0.75%
York Funding Ltd. 1998-1A
  IV (FRN), 5.15%,
  06/15/05                 04/19/00      2,599,470      1,259,400      0.17%
                                       -----------    -----------     -----
                                       $18,813,800    $15,730,382      2.09%
                                       ===========    ===========     =====

(7) Held as collateral for futures contracts.
(EMTN): Euro medium term note
(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2002.
(IO): Interest only
(MTN): Medium term note
(PO): Principal only

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002

                        PRINCIPAL
                      AMOUNT/SHARES   ISSUES                             VALUE
---------------------------------------------------------------------------------
FIXED INCOME SECURITIES--81.35%
ASSET-BACKED           $ 1,000,000    BankBoston Home Equity Loan
SECURITIES--12.15%(3)                 Trust 1998-2 A5, 6.14%,
                                      02/25/19                        $ 1,020,058
                           999,537    CDC Mortgage Capital Trust
                                      2001-HE1 M1 (FRN),
                                      2.93%, 01/25/32                   1,006,734
                         1,500,000    Conseco Finance 2000-C B2
                                      (FRN), 3.95%, 07/15/29            1,365,000
                            99,915    First Alliance Mortgage Loan
                                      Trust 1994-4 A1, 9.28%,
                                      02/25/26                             99,662
                           520,000    Green Tree Financial Corp.
                                      1995-5 B2, 7.65%, 09/15/26          365,696
                           116,664    Green Tree Home Improvement
                                      Loan Trust 1996-B A, 6.45%,
                                      10/15/15                            116,734
                           250,000    Green Tree Home Improvement
                                      Loan Trust 1998-B HEM2, 7.33%,
                                      11/15/29                            256,328
                         1,000,000    Green Tree Home Improvement
                                      Loan Trust 1999-B M1, 8.38%,
                                      07/15/26                          1,042,457
                         1,000,000    Green Tree Recreational,
                                      Equipment & Consumer Trust
                                      1996-B CTFS, 7.70%, 07/15/18      1,002,313
                         1,000,000    Green Tree Recreational,
                                      Equipment & Consumer Trust
                                      1996-D CTFS, 7.24%, 12/15/22        975,957
                           865,173    IMPAC Secured Assets CMN Owner
                                      Trust 1998-1 M2, 7.77%,
                                      07/25/25                            894,561
                         1,234,713    Keystone Home Improvement Loan
                                      Trust 1997-P2 IB, 7.94%,
                                      04/25/18(4)                       1,279,858
                             6,429    Nationscredit Grantor Trust
                                      1997-1 A, 6.75%, 08/15/13             6,707
                           500,000    Newbury Funding CBO Ltd.
                                      2000-1 A3 (FRN), 4.65%,
                                      02/15/30(4)                         455,250
                           191,750    Structured Settlements Fund
                                      1999-A A, 7.25%, 12/20/15(4)        200,199
                           448,391    Xerox Equipment Lease Owner
                                      Trust
                                      2001-1 A (FRN), 3.90%,
                                      02/15/08(4)                         449,372
                                                                      -----------
                                      TOTAL ASSET-BACKED               10,536,886
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                        PRINCIPAL
                      AMOUNT/SHARES   ISSUES                             VALUE
---------------------------------------------------------------------------------
CORPORATES--54.65%(2)
Airlines--1.68%        $   265,674    America West Airlines, 6.86%,
                                      07/02/04                        $   251,137
                         1,226,319    United Air Lines (FRN), 2.12%,
                                      12/02/02                          1,210,726
                                                                      -----------
                                                                        1,461,863
                                                                      -----------
Automotive--1.70%        1,600,000    Hertz Corp. (FRN),
                                      2.42%, 08/13/04                   1,479,587
                                                                      -----------
Banks--0.79%               700,000    Societe Generale (EMTN) (FRN),
                                      2.34%, 10/29/49                     682,500
                                                                      -----------
Brokerage Services         300,000    Lehman Brothers Holdings, PLC
--0.35%                               (EMTN) (FRN), 2.22%, 07/30/04       301,366
                                                                      -----------
Finance--15.58%          2,300,000    Capital One Bank (FRN), 2.97%,
                                      06/23/03                          2,291,152
                           500,000    Capital One Bank (FRN), 2.52%,
                                      07/28/03                            496,120
                         2,000,000    Chyps CBO Ltd. 1997-1A A2A,
                                      6.72%, 01/15/10(4)                1,487,500
                         1,300,000    CIT Group, Inc. (MTN), 6.50%,
                                      06/14/02                          1,302,367
                         1,064,000    Finova Group, Inc., 7.50%,
                                      11/15/09                            397,723
                           500,000    Ford Motor Credit Co, (EMTN)
                                      (FRN), 2.33%, 07/07/05              477,250
                         1,000,000    Golden State Holdings (FRN),
                                      2.86%, 08/01/03                     988,733
                         1,200,000    IOS Capital, Inc., 9.75%,
                                      06/15/04                          1,200,341
                           500,000    MBNA America Bank NA (FRN),
                                      2.32%, 05/12/04                     497,931
                         1,800,000    MBNA Corp. (FRN) (MTN), 2.39%,
                                      09/10/02                          1,795,646
                           325,000    MBNA Corp. (FRN) (MTN), 2.55%,
                                      02/12/03                            324,581
                           300,000    MBNA Corp. (FRN) (MTN), 2.62%,
                                      05/23/03                            297,836
                         1,300,000    Providian National Bank,
                                      6.70%, 03/15/03                   1,087,668
                           850,000    Trizec Finance Ltd., 10.88%,
                                      10/15/05                            873,375
                                                                      -----------
                                                                       13,518,223
                                                                      -----------
Industrial--7.20%        1,300,000    Goodyear Tire & Rubber Co.,
                                      8.13%, 03/15/03                   1,324,060
                           800,000    Halliburton Company (MTN),
                                      6.30%, 08/05/02                     805,384
                         1,300,000    PHH Corp. (MTN), 8.13%,
                                      02/03/03                          1,317,735

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                        PRINCIPAL
                      AMOUNT/SHARES   ISSUES                             VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Industrial             $   350,000    Supervalu, Inc., 9.75%,
(continued)                           06/15/04                        $   367,967
                         2,400,000    WCG Note Trust, 8.25%,
                                      03/15/04(4)                       2,433,374
                                                                      -----------
                                                                        6,248,520
                                                                      -----------
Insurance--2.37%           800,000    Fairfax Financial Holdings,
                                      7.75%, 12/15/03                     786,960
                         1,300,000    Green Tree Financial Corp.
                                      (MTN), 6.50%, 09/26/02            1,267,500
                                                                      -----------
                                                                        2,054,460
                                                                      -----------
Real Estate                500,000    Colonial Realty L.P. (MTN),
Investment Trust                      7.93%, 08/09/02                     509,223
(REIT)--7.42%            1,100,000    HRPT Properties Trust, 6.75%,
                                      12/18/02                          1,118,613
                           950,000    Liberty Property LP (MTN),
                                      6.60%, 06/05/02                     957,218
                           600,000    Rouse Co., 8.50%, 01/15/03          617,433
                           200,000    Rouse Co. (MTN), 8.09%,
                                      05/16/05                            210,578
                         1,500,000    Simon Property Group, Inc.,
                                      7.05%, 04/01/03(4)                1,541,296
                           600,000    Summit Properties Partnership,
                                      6.80%, 08/15/02                     605,648
                           600,000    United Dominion Realty Trust,
                                      8.63%, 03/15/03                     622,385
                           250,000    United Dominion Realty Trust
                                      (MTN), 7.67%, 01/26/04              259,934
                                                                      -----------
                                                                        6,442,328
                                                                      -----------
Secured Assets           1,026,332    Magnus Funding Ltd. 1A B
                                      (FRN),
--1.93%                               3.22%, 06/15/11(4,6)                789,865
                           940,917    Zermatt CBO Ltd. 1A A (FRN),
                                      2.56%, 09/01/10(4)                  882,016
                                                                      -----------
                                                                        1,671,881
                                                                      -----------
Telecommunications           1,603    Intermedia Communication
                                      (PFD),
--6.96%                               13.50%, 03/31/09                  1,711,090
                         1,500,000    Qwest Capital Funding, 5.88%,
                                      08/03/04                          1,289,025
                         1,200,000    Sprint Capital Corp.,
                                      5.88%, 05/01/04                   1,151,352
                         1,000,000    U.S. West Communications
                                      Corp., 6.38%, 10/15/02              983,862
                         1,000,000    Worldcom, Inc., 6.50%,
                                      05/15/04                            900,301
                                                                      -----------
                                                                        6,035,630
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                        PRINCIPAL
                      AMOUNT/SHARES   ISSUES                             VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Utilities--8.67%       $ 1,200,000    Calpine Corp., 8.25%, 08/15/05  $   960,790
                           150,000    Duquesne Light Co., 8.38%,
                                      05/15/24                            150,748
                         1,200,000    Enterprise Cap Trust II (FRN),
                                      3.27%, 06/30/28                   1,053,614
                         1,100,000    Illinois Power Co., 6.25%,
                                      07/15/02                          1,097,250
                           689,029    Kansas Gas & Electric Co.,
                                      6.76%, 09/29/03                     689,305
                         2,000,000    NRG Energy, Inc., 8.00%,
                                      11/01/03                          2,031,720
                         1,500,000    Sempra Energy Co., 6.80%,
                                      07/01/04                          1,535,442
                                                                      -----------
                                                                        7,518,869
                                                                      -----------
                                      TOTAL CORPORATES                 47,415,227
                                                                      -----------
MORTGAGE-BACKED--11.44%(3)
Commercial               2,500,000    CS First Boston Mortgage
Mortgage-Backed                       Securities 2001-LCCA B (FRN),
--5.18%                               3.42%, 12/05/13(4)                2,495,437
                         2,000,000    CS First Boston Mortgage
                                      Securities 2001-LCCA D (FRN),
                                      5.02%, 12/05/13(4)                2,000,150
                                                                      -----------
                                                                        4,495,587
                                                                      -----------
Non-Agency              26,330,133    BA Mortgage Securities, Inc.
Mortgage-Backed                       1998-3 1X2 (IO),
-- 5.24%                              0.05%, 07/25/28(6)                   14,482
                           102,322    DLJ Mortgage Acceptance Corp.
                                      1992-Q4 A2, 6.63%, 07/25/22         102,028
                           740,272    DLJ Mortgage Acceptance Corp.
                                      1994-QE2 S (IO), 3.91%,
                                      06/25/24(4,6)                        35,170
                           115,285    IMPAC Secured Assets CMN Owner
                                      Trust 1999-2 A9 (IO),
                                      9.00%, 01/25/30(6)                   13,510
                           201,353    Lehman Structured Securities
                                      Corp. 1996-1 E2, 8.00%,
                                      06/25/26                            201,293
                         2,000,000    Residential Funding Mortgage
                                      Security 1998-S5 A11, 22.29%,
                                      03/25/28                          2,135,812
                           375,026    Resolution Trust Corp. 1994-C1
                                      F, 8.00%, 06/25/26                  375,260
                            15,264    Ryland Acceptance Corp. IV 28
                                      1, 11.50%, 12/25/16                  16,077

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                        PRINCIPAL
                      AMOUNT/SHARES   ISSUES                             VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency             $    26,537    Ryland Mortgage Securities
Mortgage-Backed                       Corp. III 1992-A 1C, 8.28%,
(continued)                           03/29/30                        $    27,077
                            73,439    Summit Mortgage Trust
                                      2000-1 B5, 6.14%, 12/28/12(4)        67,197
                         1,500,000    Wells Fargo Mortgage Backed
                                      Securities Trust 2000-2 1A7,
                                      7.75%, 06/25/30                   1,554,863
                                                                      -----------
                                                                        4,542,769
                                                                      -----------
U.S. Agency                 19,810    Fannie Mae 1993-95 SB,
Mortgage-Backed                       15.05%, 06/25/08                     22,815
--1.02%                  4,900,983    Fannie Mae 1997-91 SL, 7.50%,
                                      11/25/23                            744,403
                            30,408    Fannie Mae 1999-1 S, 10.25%,
                                      07/25/23                             30,756
                            29,671    Fannie Mae G-36 ZB, 7.00%,
                                      11/25/21                             30,925
                            52,618    Freddie Mac Gold 2 L, 8.00%,
                                      11/25/22                             57,973
                                                                      -----------
                                                                          886,872
                                                                      -----------
                                      TOTAL MORTGAGE-BACKED             9,925,228
                                                                      -----------
U.S. AGENCY SECURITIES--3.11%
U.S. Agency              2,695,000    Freddie Mac, 3.50%, 09/15/03      2,697,892
                                                                      -----------
Securities--3.11%
                                      TOTAL U.S. AGENCY SECURITIES      2,697,892
                                                                      -----------
                                      TOTAL FIXED INCOME SECURITIES
                                      (Cost $68,756,117)               70,575,233
                                                                      -----------
                         SHARES
                      -------------
COMMON STOCK--0.14%
                             1,046    S&P 500 Depository Receipt          119,893
                                                                      -----------
                                      TOTAL COMMON STOCK
                                      (Cost $121,115)                     119,893
                                                                      -----------
                        PRINCIPAL
                         AMOUNT
                      -------------
SHORT TERM INVESTMENTS--17.15%
Commercial Paper       $ 1,400,000    Ford Motor Credit Co.,
--8.53%                               2.23%(5), 04/02/02                1,399,913
                         1,000,000    General Electric Capital
                                      Corp., 1.80%(5), 04/03/02           999,800
                         3,500,000    General Motors Acceptance
                                      Corp., 2.29%(5), 04/05/02         3,499,555

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



                        PRINCIPAL
                         AMOUNT       ISSUES                             VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)
Commercial Paper       $ 1,500,000    Time Warner Entertainment Co.,
(continued)                           2.25%(5), 04/15/02              $ 1,498,687
                                                                      -----------
                                                                        7,397,955
                                                                      -----------
Money Market RIC         2,454,000    J.P. Morgan Institutional
--2.83%,                              Prime Money Market                2,454,000
                                                                      -----------
U.S. Agency Discount        51,000    Fannie Mae, 1.73%(5),
                                      04/24/02(7)                          50,945
Notes--5.79%               170,000    Fannie Mae, 1.73%(5),
                                      04/24/02(7)                         169,818
                           240,000    Fannie Mae, 1.75%(5),
                                      04/24/02(7)                         239,732
                             4,000    Fannie Mae, 1.77%(5),
                                      04/24/02(7)                           3,995
                            30,000    Fannie Mae, 1.77%(5),
                                      04/24/02(7)                          29,966
                             6,000    Fannie Mae, 1.75%(5),
                                      04/29/02(7)                           5,992
                         4,537,000    Fannie Mae, 1.84%(5),
                                      06/05/02(7)                       4,522,500
                                                                      -----------
                                                                        5,022,948
                                                                      -----------
                                      TOTAL SHORT TERM INVESTMENTS
                                      (Cost $14,874,365)               14,874,903
                                                                      -----------
                                      TOTAL INVESTMENTS--98.64%
                                      (Cost $85,460,964)(1)            85,570,029
                                                                      -----------
                                      CASH AND OTHER ASSETS, LESS
                                      LIABILITIES--1.36%                1,179,210
                                                                      -----------
                                      NET ASSETS--100.00%             $86,749,239
                                                                      ===========

                       FUTURES CONTRACTS: LONG POSITIONS

                                                                 UNREALIZED
NUMBER OF                                                      APPRECIATION/
CONTRACTS                                                      (DEPRECIATION)
---------                                                      --------------
   300        S & P Index, June 2002                              $92,618
     6        S & P Mini, June 2002                                (1,388)
                                                                  -------
                Net unrealized appreciation                       $91,230
                                                                  =======

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2002



Notes:
(1) Cost for Federal income tax purposes is $85,462,872 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 1,311,851
Gross unrealized depreciation     (1,204,694)
                                 -----------
    Net unrealized appreciation  $   107,157
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2002 was $14,116,684 representing 16.27% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                              DATE OF
SECURITY                      PURCHASE       COST        VALUE      % OF TNA
--------                      --------    ----------    --------    --------
BA Mortgage Securities, Inc.
  1998-3 1X2 (IO), 0.05%,
  07/25/28                    01/25/00    $   17,918    $ 14,482      0.02%
DLJ Mortgage Acceptance
  Corp.
  1994-QE2 S (IO), 3.53%,
  06/25/24                    01/28/99        84,209      35,170      0.04%
IMPAC Secured Assets CMN
  Owner Trust 1999-2 A9
  (IO),
  9.00%, 01/25/30             01/12/00        38,270      13,510      0.01%
Magnus Funding Ltd. 1A B
  (FRN),
  3.22%, 06/15/11             07/11/00       919,637     789,865      0.91%
                                          ----------    --------      ----
                                          $1,060,034    $853,027      0.98%
                                          ==========    ========      ====

(7) Held as collateral for futures contracts.
(EMTN): Euro Medium term note
(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2002.
(IO): Interest only
(MTN): Medium term note
(PFD): Preferred Stock

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2002

                                     TOTAL RETURN    LOW DURATION   ALPHATRAK 500
                                      BOND FUND       BOND FUND         FUND
                                    --------------   ------------   -------------
ASSETS:
  Investments, at value (Cost
    $1,823,256,502, $758,523,467
    and $85,460,964, respectively)
    (Note 2)                        $1,774,365,283   $755,036,017   $ 85,570,029
  Cash and cash equivalents (Note
    2)                                           0      1,106,294         20,474
  Dividends and interest
    receivable                          26,100,077      7,620,530        805,827
  Receivable for securities sold                 0         45,837         32,645
  Receivable for capital stock
    sold                                 2,252,579      1,777,384        192,000
  Deferred unamortized
    organizational costs (Note 2)                0              0          4,768
  Variation Margin (Note 3)                      0         50,625        266,941
  Other assets                             147,295         57,607          2,045
                                    --------------   ------------   ------------
        Total assets                 1,802,865,234    765,694,294     86,894,729
                                    --------------   ------------   ------------
LIABILITIES:
  Payable to custodian (Note 2)             77,789              0              0
  Payable for securities purchased         264,658     10,263,636         24,464
  Payable for capital stock
    redeemed                             1,620,708      2,853,891         10,632
  Due to Adviser (Note 5)                  478,537        136,718         69,108
  Accrued expenses                         289,943        151,193         41,286
  Accrued 12b-1 expenses                   123,105         66,903              0
  Distributions payable                    825,016        307,411              0
                                    --------------   ------------   ------------
        Total liabilities                3,679,756     13,779,752        145,490
                                    --------------   ------------   ------------
        Net assets                  $1,799,185,478   $751,914,542   $ 86,749,239
                                    ==============   ============   ============
CLASS M SHARES:
  Net assets (Applicable to
    69,601,095, 43,014,807, and
    10,574,517 shares of
    beneficial interest issued and
    outstanding, respectively,
    unlimited number of shares
    authorized with a $0.01 par
    value)                          $  692,278,765   $424,441,396   $ 86,749,239
                                    ==============   ============   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS M
  SHARE                                      $9.95          $9.87          $8.20
                                              ----           ----          -----
                                              ----           ----          -----

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                     TOTAL RETURN    LOW DURATION   ALPHATRAK 500
                                      BOND FUND       BOND FUND         FUND
                                    --------------   ------------   -------------
CLASS I SHARES*:
  Net assets (Applicable to
    111,318,380, 33,176,971 and 0
    shares of beneficial interest
    issued and outstanding,
    respectively, unlimited number
    of shares authorized with a
    $0.01 par value)                $1,106,906,713   $327,473,146            N/A
                                    ==============   ============   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS I
  SHARE                                      $9.94          $9.87            N/A
                                              ----           ----           ----
                                              ----           ----           ----
NET ASSETS CONSIST OF:
  Capital paid-in                   $1,841,943,374   $766,365,126   $103,982,726
  Accumulated undistributed net
    investment income                            0              0      1,127,294
  Accumulated undistributed net
    realized gain/(loss) on
    investments and futures
    contracts                            6,133,323    (11,423,821)   (18,561,076)
  Net unrealized
    (depreciation)/appreciation on
    investments and futures
    contracts                          (48,891,219)    (3,026,763)       200,295
                                    --------------   ------------   ------------
                                    $1,799,185,478   $751,914,542   $ 86,749,239
                                    ==============   ============   ============

* Class I shares commenced operations on March 31, 2000.

N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 2002

                                         TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                          BOND FUND      BOND FUND         FUND
                                         ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                              $          0   $         0     $   162,709
  Interest                                111,340,244    38,914,190       4,297,858
                                         ------------   ------------    -----------
        Total investment income           111,340,244    38,914,190       4,460,567
                                         ------------   ------------    -----------
EXPENSES:
  Investment advisory fees (Note 5)         5,006,253     1,720,310         412,504
  Accounting services                         197,848       110,730          43,509
  Administration fees                         783,749       320,279          39,482
  Amortization of organizational
    expenses (Note 2)                           7,396         7,570           3,847
  Auditing and tax consulting fees             30,502        22,002          17,503
  Custodian fees                              214,282       104,877          36,025
  Distribution fees                         1,194,323       518,605               0
  Insurance expenses                           38,687        20,237           2,471
  Legal fees                                   34,527        13,018           1,738
  Miscellaneous expenses                       16,468        12,906             814
  Registration and filing fees                132,488        79,734          25,313
  Reports to shareholders                      35,884        16,209           2,597
  Transfer agent fees                         132,180       117,551          24,062
  Trustees' fees and expenses                  42,036        17,316           1,349
                                         ------------   ------------    -----------
        Total operating expenses            7,866,623     3,081,344         611,214
  Expenses waived and reimbursed (Note
    5)                                       (378,724)     (326,336)        (63,708)
                                         ------------   ------------    -----------
        Net expenses                        7,487,899     2,755,008         547,506
                                         ------------   ------------    -----------
        Net investment income             103,852,345    36,159,182       3,913,061
                                         ------------   ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain/(loss) on
    investments and futures contracts      18,564,590    (3,486,122)     (8,911,312)
  Net change in unrealized
    (depreciation)/appreciation on
    investments                           (66,524,529)   (8,475,789)        224,201
  Net change in unrealized appreciation
    on futures contracts                            0       283,039       5,911,249
                                         ------------   ------------    -----------
  Net realized and unrealized (loss) on
    investments and futures contracts     (47,959,939)  (11,678,872)     (2,775,862)
                                         ------------   ------------    -----------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                             $ 55,892,406   $24,480,310     $ 1,137,199
                                         ============   ============    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        TOTAL RETURN
                                                         BOND FUND
                                              --------------------------------
                                                   YEAR              YEAR
                                                  ENDED             ENDED
                                                MARCH 31,         MARCH 31,
                                                   2002              2001
                                              --------------    --------------
OPERATIONS:
  Net investment income                       $  103,852,345    $   59,797,398
  Net realized gain on investments and
    futures contracts                             18,564,590         9,014,801
  Net change in unrealized
    (depreciation)/appreciation on
    investments                                  (66,524,529)       17,513,572
  Net change in unrealized appreciation on
    futures contracts                                      0           208,779
                                              --------------    --------------
  Net increase in net assets resulting from
    operations                                    55,892,406        86,534,550
                                              --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                      (40,487,581)      (21,877,004)
    Class I                                      (63,361,449)      (37,923,709)
  Realized gains on investments:
    Class M                                       (6,291,571)                0
    Class I                                       (9,106,610)                0
                                              --------------    --------------
  Net decrease in net assets resulting from
    distributions                               (119,247,211)      (59,800,713)
                                              --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                 499,653,154       353,489,805
    Shares issued in reinvestment of
      dividends and distributions                 42,927,332        19,132,089
    Cost of shares redeemed                     (251,219,740)     (189,916,028)
                                              --------------    --------------
        Total class M shares                     291,360,746       182,705,866
                                              --------------    --------------
  Class I:
    Proceeds from sale of shares                 739,623,471       630,970,218
    Shares issued in reinvestment of
      dividends and distributions                 66,228,395        33,889,974
    Cost of shares redeemed                     (266,298,196)      (93,467,714)
                                              --------------    --------------
        Total class I shares                     539,553,670       571,392,478
                                              --------------    --------------
  Net increase in net assets resulting from
    capital share transactions                   830,914,416       754,098,344
                                              --------------    --------------
  Net increase in net assets                     767,559,611       780,832,181
  Net assets at beginning of period            1,031,625,867       250,793,686
                                              --------------    --------------
  Net assets at end of period (including
    undistributed net investment
    income/(loss) of $0 and ($3,315),
    respectively                              $1,799,185,478    $1,031,625,867
                                              ==============    ==============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        LOW DURATION
                                                         BOND FUND
                                               ------------------------------
                                                   YEAR             YEAR
                                                   ENDED            ENDED
                                                 MARCH 31,        MARCH 31,
                                                   2002             2001
                                               -------------    -------------
OPERATIONS:
  Net investment income                        $  36,159,182    $  29,890,199
  Net realized (loss) on investments and
    futures contracts                             (3,486,122)      (6,932,854)
  Net change in unrealized
    (depreciation)/appreciation on
    investments                                   (8,475,789)       6,721,722
  Net change in unrealized appreciation on
    futures contracts                                283,039        2,040,707
                                               -------------    -------------
  Net increase in net assets resulting from
    operations                                    24,480,310       31,719,774
                                               -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                      (16,798,301)     (12,999,830)
    Class I                                      (19,360,881)     (16,890,369)
  Realized gains on investments:
    Class M                                                0                0
    Class I                                                0                0
                                               -------------    -------------
  Net decrease in net assets resulting from
    distributions                                (36,159,182)     (29,890,199)
                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                 385,012,181      129,144,917
    Shares issued in reinvestment of
      dividends and distributions                 16,183,205       11,994,456
    Cost of shares redeemed                     (136,039,839)    (303,344,269)
                                               -------------    -------------
        Total class M shares                     265,155,547     (162,204,896)
                                               -------------    -------------
  Class I:
    Proceeds from sale of shares                 418,967,695      346,454,514
    Shares issued in reinvestment of
      dividends and distributions                 16,637,436       15,200,103
    Cost of shares redeemed                     (360,434,909)    (145,954,683)
                                               -------------    -------------
        Total class I shares                      75,170,222      215,699,934
                                               -------------    -------------
  Net increase in net assets resulting from
    capital share transactions                   340,325,769       53,495,038
                                               -------------    -------------
  Net increase in net assets                     328,646,897       55,324,613
  Net assets at beginning of period              423,267,645      367,943,032
                                               -------------    -------------
  Net assets at end of period (including
    undistributed net investment income of
    $0, and $0, respectively)                  $ 751,914,542    $ 423,267,645
                                               =============    =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        ALPHATRAK 500
                                                             FUND
                                                 ----------------------------
                                                  YEAR ENDED      YEAR ENDED
                                                  MARCH 31,       MARCH 31,
                                                     2002            2001
                                                 ------------    ------------
OPERATIONS:
  Net investment income                          $  3,913,061    $  2,597,581
  Net realized (loss) on investments and
    futures contracts                              (8,911,312)     (8,367,862)
  Net change in unrealized
    appreciation/(depreciation)
    on investments                                    224,201        (219,123)
  Net change in unrealized
    appreciation/(depreciation)
    on futures contracts                            5,911,249      (6,955,635)
                                                 ------------    ------------
  Net increase/(decrease) in net assets
    resulting from operations                       1,137,199     (12,945,039)
                                                 ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                            (3,571,394)     (2,040,549)
  Realized gains on investments                             0      (1,043,837)
                                                 ------------    ------------
  Net decrease in net assets resulting from
    distributions                                  (3,571,394)     (3,084,386)
                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                     55,320,116      67,533,260
  Shares issued in reinvestment of dividends
    and distributions                               3,563,680       3,072,443
  Cost of shares redeemed                         (24,067,432)    (27,140,127)
                                                 ------------    ------------
  Net increase in net assets resulting from
    capital share transactions                     34,816,364      43,465,576
                                                 ------------    ------------
  Net increase in net assets                       32,382,169      27,436,151
  Net assets at beginning of period                54,367,070      26,930,919
                                                 ------------    ------------
  Net assets at end of period (including
    undistributed net investment income of
    $1,127,294, and $785,627, respectively)      $ 86,749,239    $ 54,367,070
                                                 ============    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                               TOTAL RETURN BOND FUND
                                 ----------------------------------------------------------------------------------
                                  CLASS M     CLASS I      CLASS M     CLASS I     CLASS M     CLASS M     CLASS M
                                 ---------   ----------   ---------   ---------   ---------   ---------   ---------
                                   YEAR         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                   ENDED       ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                 MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                   2002#       2002#        2001#       2001#       2000#       1999#       1998#
                                 ---------   ----------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of
 Period                            $10.34        $10.34     $10.08      $10.08      $10.53      $10.49      $10.00
                                    -----          ----      -----       -----       -----       -----       -----
Income from Investment
 Operations:
 Net investment income               0.73          0.75       0.92        0.94        0.78        0.71        0.73
 Net realized and unrealized
   (loss)/gain on investments
   and futures contracts            (0.29)        (0.30)      0.26        0.26       (0.44)       0.19        0.60
                                    -----          ----      -----       -----       -----       -----       -----
      Total from Investment
        Operations                   0.44          0.45       1.18        1.20        0.34        0.90        1.33
                                    -----          ----      -----       -----       -----       -----       -----
Less Distributions:
 Dividends from net investment
   income                           (0.73)        (0.75)     (0.92)      (0.94)      (0.78)      (0.71)      (0.73)
 Distributions from net capital
   gains on investments             (0.10)        (0.10)      0.00        0.00       (0.01)      (0.15)      (0.11)
                                    -----          ----      -----       -----       -----       -----       -----
 Total Distributions                (0.83)        (0.85)     (0.92)      (0.94)      (0.79)      (0.86)      (0.84)
                                    -----          ----      -----       -----       -----       -----       -----
Net Asset Value, End of Period      $9.95         $9.94     $10.34      $10.34      $10.08      $10.53      $10.49
                                    -----          ----      -----       -----       -----       -----       -----
                                    -----          ----      -----       -----       -----       -----       -----
Total Return                         4.39%         4.51%     12.46%      12.70%       3.39%       8.84%      13.71%
Ratios/Supplemental Data:
 Net Assets, end of period (in
   thousands)                    $692,279    $1,106,907   $426,467    $605,159    $250,794    $115,233    $ 24,983
 Ratio of Expenses to Average
   Net Assets
   Before expense reimbursement      0.68%         0.47%      0.71%       0.50%       0.77%       0.97%       1.99%
   After expense reimbursement       0.65%         0.44%      0.65%       0.44%       0.65%       0.65%       0.65%
 Ratio of Net Income to Average
   Net Assets
   Before expense reimbursement      7.11%         7.32%      9.10%       9.31%       7.56%       6.60%       6.05%
   After expense reimbursement       7.14%         7.35%      9.16%       9.37%       7.68%       6.92%       7.39%
 Portfolio Turnover Rate               78%           78%       205%        205%        128%        136%        235%

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                              LOW DURATION BOND FUND
                                 ---------------------------------------------------------------------------------
                                  CLASS M     CLASS I     CLASS M     CLASS I     CLASS M     CLASS M     CLASS M
                                 ---------   ---------   ---------   ---------   ---------   ---------   ---------
                                   YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                 MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                   2002#       2002#       2001#       2001#       2000#       1999#       1998#
                                 ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of
 Period                            $10.03      $10.03       $9.99       $9.99      $10.15      $10.18      $10.00
                                    -----       -----       -----       -----       -----       -----       -----
Income from Investment
 Operations:
 Net investment income               0.63        0.65        0.80        0.82        0.72        0.66        0.65
 Net realized and unrealized
   (loss)/gain on investments
   and futures contracts            (0.16)      (0.16)       0.04        0.04       (0.11)      (0.02)       0.19
                                    -----       -----       -----       -----       -----       -----       -----
      Total from Investment
        Operations                   0.47        0.49        0.84        0.86        0.61        0.64        0.84
                                    -----       -----       -----       -----       -----       -----       -----
Less Distributions:
 Dividends from net investment
   income                           (0.63)      (0.65)      (0.80)      (0.82)      (0.72)      (0.66)      (0.65)
 Distributions from net capital
   gains on investments              0.00        0.00        0.00        0.00       (0.05)      (0.01)      (0.01)
                                    -----       -----       -----       -----       -----       -----       -----
 Total Distributions                (0.63)      (0.65)      (0.80)      (0.82)      (0.77)      (0.67)      (0.66)
                                    -----       -----       -----       -----       -----       -----       -----
Net Asset Value, End of Period      $9.87       $9.87      $10.03      $10.03       $9.99      $10.15      $10.18
                                    -----       -----       -----       -----       -----       -----       -----
                                    -----       -----       -----       -----       -----       -----       -----
Total Return                         4.74%       4.94%       8.89%       9.10%       6.22%       6.54%       8.71%
Ratios/Supplemental Data:
 Net Assets, end of period (in
   thousands)                    $424,441    $327,473    $166,246    $257,021    $367,943    $235,337    $135,313
 Ratio of Expenses to Average
   Net Assets
   Before expense reimbursement      0.64%       0.45%       0.65%       0.46%       0.66%       0.70%       0.93%
   After expense reimbursement       0.58%       0.39%       0.58%       0.39%       0.58%       0.58%       0.58%
 Ratio of Net Income to Average
   Net Assets
   Before expense reimbursement      6.15%       6.34%       8.01%       8.20%       7.14%       6.49%       6.37%
   After expense reimbursement       6.21%       6.40%       8.08%       8.27%       7.22%       6.61%       6.72%
 Portfolio Turnover Rate               26%         26%         53%         53%        126%         73%        102%

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                       ALPHATRAK 500
                                                           FUND*
                                       ---------------------------------------------
                                         YEAR        YEAR        YEAR       PERIOD
                                         ENDED       ENDED       ENDED       ENDED
                                       MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                         2002#       2001#       2000#      1999*#
                                       ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period      $8.47      $11.90      $11.40     $10.00
                                          -----      ------      ------    -------
Income from Investment Operations:
  Net investment income                    0.48        0.75        0.63       0.44
  Net realized and unrealized
    (loss)/gain on investments and
    futures contracts                     (0.27)      (3.12)       1.43       1.22
                                          -----      ------      ------    -------
        Total from Investment
          Operations                       0.21       (2.37)       2.06       1.66
                                          -----      ------      ------    -------
Less Distributions:
  Dividends from net investment
    income                                (0.48)      (0.74)      (0.70)     (0.26)
  Distributions from net capital
    gains on investments                   0.00       (0.32)      (0.86)      0.00
                                          -----      ------      ------    -------
  Total Distributions                     (0.48)      (1.06)      (1.56)     (0.26)
                                          -----      ------      ------    -------
Net Asset Value, End of Period            $8.20       $8.47      $11.90     $11.40
                                          -----      ------      ------    -------
                                          -----      ------      ------    -------
Total Return                               2.66%     (21.20)%     19.28%     17.28%(2)
Ratios/Supplemental Data:
  Net Assets, end of period (in
    thousands)                          $86,749     $54,367     $26,931     $8,104
  Ratio of Expenses to Average Net
    Assets
    Before expense reimbursement           0.89%       0.88%       1.59%      3.39%(1)
    After expense reimbursement            0.80%       0.63%       0.66%      0.72%(1)
  Ratio of Net Income to Average Net
    Assets
    Before expense reimbursement           5.64%       7.31%       5.56%      4.14%(1)
    After expense reimbursement            5.73%       7.56%       6.49%      6.81%(1)
  Portfolio Turnover Rate                    23%         82%        280%        74%(2)

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
 (1) Annualized
 (2) Non-annualized
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2002

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of four separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund"), Metropolitan West AlphaTrak 500 Fund (the "AlphaTrak 500 Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Short-Term Investment Fund was not operational at March 31, 2002.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity for this Fund will exceed its portfolio duration.

  The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds:

  SECURITY VALUATION:
  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

  PAYABLE TO CUSTODIAN:
  The amounts payable to custodian represent unsettled interest and paydown payments.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

--------------------------------------------------------------------------------

  DISTRIBUTIONS TO SHAREHOLDERS:

  The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

  FEDERAL INCOME TAXATION:

  It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

  CASH AND CASH EQUIVALENTS:

  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

  USE OF ESTIMATES:

  In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary

--------------------------------------------------------------------------------
  market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the period ended March 31, 2002, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

  The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts

--------------------------------------------------------------------------------
  include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

  In addition to the securities listed above, the AlphaTrak 500 Fund may invest all of its assets in the following equity derivative instruments: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools or trusts that invest in such stocks.

4. SECURITIES TRANSACTIONS

  PURCHASES AND SALES:
  Investment transactions for the period ended March 31, 2002, excluding temporary short-term investments, were as follows:

                                       PURCHASES           SALES
                                     --------------    --------------
Total Return Bond Fund               $2,056,257,959    $1,030,894,908
Low Duration Bond Fund                  594,655,558       131,602,983
AlphaTrak 500 Fund                       73,382,378        11,958,972

5. INVESTMENT ADVISORY SERVICES

  As compensation for advisory services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.35% and 0.30%, respectively, of each Fund's average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was increased by 0.25%

--------------------------------------------------------------------------------
  resulting in $412,504 of total management fees, for the period ended March 31, 2002. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended March 31, 2002, were as follows:

                                   INVESTMENT               VOLUNTARY
                                    ADVISORY                 EXPENSE
                                    FEE RATE               LIMITATION
                              ---------------------   ---------------------
                                CLASS M     CLASS I     CLASS M     CLASS I
                              -----------   -------   -----------   -------
Total Return Bond Fund           0.35%      0.35 %       0.65%      0.44 %
Low Duration Bond Fund           0.30       0.30         0.58       0.39
AlphaTrak 500 Fund            0.00 - 0.70    N/A      0.20 - 0.90    N/A

6. SHARE MARKETING (12B-1) PLAN

  The Trust has a Share Marketing Plan (or Rule 12b-1 plan) pursuant to Rule 12b-1 of the 1940 Act with respect to AlphaTrak 500 Fund, and Class M shares of the Total Return Bond Fund and the Low Duration Bond Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. Under the Plan, the Trust reimburses the Distributor, as the Trust's distribution coordinator, at an annual rate up to 0.25% of the Fund's aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.21% for the Total Return Bond Fund and 0.19% for the Low Duration Bond Fund for the fiscal year ended March 31, 2002. The AlphaTrak 500 Fund is currently waiving all Rule 12b-1 fees.

--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                                                        TOTAL RETURN BOND FUND
                                        ------------------------------------------------------
                                                 CLASS M                     CLASS I
                                        -------------------------   --------------------------
                                        YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                           2002          2001          2002           2001
                                        -----------   -----------   -----------   ------------
   Change in Fund shares:
    Shares outstanding at beginning of
     period                              41,246,377    23,348,746    58,541,689     1,525,372
    Shares sold                          48,636,805    34,825,712    72,171,143    62,808,418
    Shares issued through reinvestment
     of dividends                         4,197,977     1,892,794     6,478,840     3,351,185
    Shares redeemed                     (24,480,064)  (18,820,875)  (25,873,292)   (9,143,286)
                                        -----------   -----------   -----------    ----------
   Net increase in fund shares           28,354,718    17,897,631    52,776,691    57,016,317
                                        -----------   -----------   -----------    ----------
   Shares outstanding at end of period   69,601,095    41,246,377   111,318,380    58,541,689
                                        ===========   ===========   ===========    ==========

                                                        LOW DURATION BOND FUND
                                        ------------------------------------------------------
                                                 CLASS M                     CLASS I
                                        -------------------------   --------------------------
                                        YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                           2002          2001          2002           2001
                                        -----------   -----------   -----------   ------------
   Change in Fund shares:
    Shares outstanding at beginning of
     period                              16,578,511    32,868,832    25,623,206     3,956,410
    Shares sold                          38,433,015    12,974,336    41,802,266    34,807,906
    Shares issued through reinvestment
     of dividends                         1,617,190     1,207,876     1,659,584     1,529,820
    Shares redeemed                     (13,613,909)  (30,472,533)  (35,908,085)  (14,670,930)
                                        -----------   -----------   -----------   -----------
   Net increase/(decrease) in Fund
    shares                               26,436,296   (16,290,321)    7,553,765    21,666,796
                                        -----------   -----------   -----------   -----------
   Shares outstanding at end of period   43,014,807    16,578,511    33,176,971    25,623,206
                                        ===========   ===========   ===========   ===========

                                                                   ALPHATRAK 500 FUND
                                                                 -----------------------
                                                                 YEAR ENDED   YEAR ENDED
                                                                 MARCH 31,    MARCH 31,
                                                                    2002         2001
                                                                 ----------   ----------
   Change in Fund shares:
    Shares outstanding at beginning of period                    6,416,853     2,262,671
    Shares sold                                                  6,681,097     6,737,034
    Shares issued through reinvestment of dividends                437,007       300,053
    Shares redeemed                                              (2,960,440)  (2,882,905)
                                                                 ----------   ----------
   Net increase in Fund shares                                   4,157,664     4,154,182
                                                                 ----------   ----------
   Shares outstanding at end of period                           10,574,517    6,416,853
                                                                 ==========   ==========

--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION

  CAPITAL LOSS CARRYFORWARDS:
  At March 31, 2002 the following Funds had available for Federal income tax purposes unused capital losses as follows:

   FUND                             EXPIRING IN 2009   EXPIRING IN 2010
   ----                             ----------------   ----------------
   Total Return Bond Fund              $        0        $         0
   Low Duration Bond Fund               3,331,863          7,389,225
   AlphaTrak 500 Fund                   2,732,213         15,738,725

  POST-OCTOBER LOSS:
  Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2002, the Funds had no deferred capital losses.

  TAX BASIS OF DISTRIBUTABLE INCOME:
  As of March 31, 2002, the components of accumulated earnings/(accumulated losses) on a tax basis were as follows:

                                    TOTAL RETURN   LOW DURATION    ALPHATRAK
                                     BOND FUND      BOND FUND       500 FUND
                                    ------------   ------------   ------------
   Undistributed ordinary
    income/(loss) (inclusive of
    short term capital gains)       $  3,443,509   $    (32,903)  $  1,127,294
   Undistributed long-term gains       3,535,041              0              0
   Accumulated capital loss
    carryforwards and Post-
    October losses                             0    (10,721,088)   (18,467,938)
   Net unrealized
    (depreciation)/appreciation      (49,736,446)    (3,696,593)       107,157
                                    ------------   ------------   ------------
     Total accumulated (losses)     $(42,757,896)  $(14,450,584)  $(17,233,487)
                                    ============   ============   ============

  TAX BASIS OF DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund.

--------------------------------------------------------------------------------

  The tax character of distributions paid during the fiscal year ended March 31, 2002 were as follows:

                                  TOTAL RETURN   LOW DURATION   ALPHATRAK
                                   BOND FUND      BOND FUND      500 FUND
                                  ------------   ------------   ----------
   Distributions paid from:
     Ordinary income (inclusive
       of
       short-term capital gains)  $116,597,420   $36,159,182    $3,571,394
     Net long-term capital gains     2,649,791             0             0
                                  ------------   -----------    ----------
     Total taxable distributions  $119,247,211   $36,159,182    $3,571,394
                                  ============   ===========    ==========

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of the Metropolitan West Funds:

We have audited the accompanying statement of assets and liabilities of the Metropolitan West Funds comprising the Metropolitan West Total Return Bond Fund ("Total Return"), the Metropolitan West Low Duration Bond Fund ("Low Duration"), and the Metropolitan West AlphaTrak 500 Fund ("AlphaTrak") (collectively, the "Funds"), including the schedule of investments, as of March 31, 2002 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Total Return and Low Duration and for the three years in the period then ended and for the period from June 29, 1998 (commencement of operations) to March 31, 1999 for AlphaTrak. These financial statements and financial highlights (collectively referred to hereinafter as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Metropolitan West Total Return Bond Fund, the Metropolitan West Low Duration Bond Fund, and the Metropolitan West AlphaTrak 500 Fund as of March 31, 2002 the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Los Angeles, California
May 3, 2002

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                             TAX INFORMATION NOTICE
                                  (UNAUDITED)

LONG-TERM CAPITAL GAINS

For the fiscal year ended March 31, 2002 the amounts of long-term capital gains paid are as follows:

Metropolitan West Total Return Bond Fund                  0.017843/share

DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2002, the percentage of ordinary income dividends which will qualify for the dividends received deduction available to corporate shareholders are as follows:

Metropolitan West AlphaTrak 500 Fund                            2.24%

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                                 PRIVACY NOTICE

The Fund collects nonpublic information about you from the following sources:

     - Information we receive about you on applications or other forms;

     - Information you may give us orally; and

     - Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquires from governmental authorities. We shall limit access to your personal account information to those agents of the Fund who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

--------------------------------------------------------------------------------

                       MANAGEMENT INFORMATION (UNAUDITED)

The business and affairs of the Trust and each Fund is under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Funds is provided in the table below. All Trustees oversee three active Funds as described in this report. For purposes of trust business, the address for all Trustees and officers is c/o Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025. You can find more information about the Trustees in the Statement of Additional Information (SAI) which is available without charge by calling (800) 241-4671.

NAME, YEAR OF BIRTH AND     YEAR ELECTED         PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
POSITION(S) WITH FUNDS   TRUSTEE/OFFICER(1)        DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------  ------------------   ------------------------------  ---------------------------
                                              DISINTERESTED DIRECTORS
Martin Luther King, III         1997          Since 1998, Mr. King has                   None
(1957)                                        served as the President and
Trustee                                       Chief Executive Officer of the
                                              Southern Christian Leadership
                                              Conference. Mr. King has been
                                              engaged as an independent
                                              motivational lecturer since
                                              1980.
David H. Edington               2001          Mr. Edington is the founder                None
(1957)                                        and President (since July,
Trustee                                       1999) of Rimrock Capital
                                              Management (previously known
                                              as Rimrock Enterprises, Inc.),
                                              an investment advisory firm
                                              which acts as investment
                                              advisor to Rimrock Trading,
                                              L.P. Prior to April, 1998, Mr.
                                              Edington was Managing Director
                                              of Pacific Investment
                                              Management Co.
Daniel D. Villanueva            1997          Mr. Villanueva has served as    Director of Bastion Capital
(1937)                                        the Chairman and Managing       Corporation and Director of
Trustee                                       Director                             Telemundo Network
                                              of Bastion Capital Corporation
                                              (investments) since 1990. He
                                              has also served as Chairman of
                                              Integrated Water Resources
                                              since 1999.

                                              INTERESTED DIRECTORS
Scott B. Dubchansky             1997          Mr. Dubchansky has been the                None
(1960)                                        Chief Executive Officer of the
Chairman, President and                       Adviser since 1996. He is
Chief Executive Officer                       Chairman of the Board of
                                              Trustees and Principal
                                              Executive Officer of the
                                              Metropolitan West Funds since
                                              their inception on March 31,
                                              1997.

--------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND     YEAR ELECTED         PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
POSITION(S) WITH FUNDS   TRUSTEE/OFFICER(1)        DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------  ------------------   ------------------------------  ---------------------------
Laird R. Landmann               1998          Mr. Landmann has been a                    None
(1964)                                        Managing Director and
Trustee                                       portfolio manager with the
                                              Adviser since August, 1996.
                                              From November of 1992 until
                                              July of 1996, Mr. Landmann was
                                              a principal and Co-Director of
                                              Fixed Income with Hotchkis and
                                              Wiley in Los Angeles. Before
                                              then, he was a portfolio
                                              manager with PIMCO in Newport
                                              Beach, CA.
Keith T. Holmes                 1997          Mr. Holmes has been a partner              None
(1952)                                        of the law firm King, Purtich,
Trustee                                       Holmes, Paterno & Berliner
                                              (and its predecessor firm
                                              King, Purtich & Holmes) since
                                              1992. Mr. Holmes practices
                                              corporate finance and real
                                              estate law. Mr. Holmes' firm
                                              has performed legal services
                                              for the Adviser and its
                                              affiliates.

                                              OFFICERS WHO ARE NOT TRUSTEES*
Lara E. Mulpagano               1997          Since 1996, Ms. Mulpagano has               N/A
(1969)                                        been the Chief Operating
Secretary                                     Officer for the Adviser. From
                                              1993 to 1996, she was an
                                              Assistant Portfolio Manager
                                              for the fixed-income
                                              department of Hotchkis &
                                              Wiley. From 1991 to 1993, she
                                              was a research assistant at
                                              Pacific Investment Management
                                              Company (PIMCO).
Joseph D. Hattesohl             2000          Mr. Hattesohl has been the                  N/A
(1963)                                        Chief Financial Officer of the
Treasurer                                     Adviser since November 2000.
                                              From February of 1995 through
                                              November of 2000, Mr.
                                              Hattesohl was a Vice President
                                              of PIMCO in Newport Beach,
                                              California. From March 1993
                                              through February 1995, Mr.
                                              Hattesohl was the Director of
                                              Finance for Carl I. Brown and
                                              Company.

* The term "officer" means president, vice president, secretary, treasurer, controller, or any other officer who performs policy making functions.

(1) Each Trustee shall serve until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election of his or her successor. Each officer shall serve until his death, resignation, or removal.

--------------------------------------------------------------------------------

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                               David H. Edington
                                Keith T. Holmes
                             Martin Luther King III
                               Laird R. Landmann
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                     Chairman of the Board, President, and
                          Principal Executive Officer

                              Joseph D. Hattesohl
                                   Treasurer

                               Arlana D. Williams
                Assistant Treasurer and Principal Accounting and
                               Financial Officer

                               Lara E. Mulpagano
                                   Secretary

                               James E. Menvielle
                              Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   11766 Wilshire Boulevard, Suite 1580           350 S. Grand Avenue, Suite 200
           Los Angeles, CA 90025                       Los Angeles, CA 90071
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                       PFPC Distributors, Inc.
       100 Church Street, 10th Floor                    3200 Horizon Drive
            New York, NY 10286                       King of Prussia, PA 19406
              TRANSFER AGENT:                             LEGAL COUNSEL:
                PFPC, Inc.                     Paul, Hastings, Janofsky & Walker LLP
              P.O. Box 61503                       55 Second Street, 24th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94105

                                  [MWAM Logo]
                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 966-8900 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
                                    METAR-02